                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2001



                              [POTOMAC FUNDS LOGO]











                             100 South Royal Street
                           Alexandria, Virginia 22314

                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                                 (800) 851-0511

                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2001

                                 POTOMAC FUNDS

DEAR SHAREHOLDERS,

This Semi-Annual Report covers September 1, 2000 through February 28, 2001, a period of significant decline for all of the major U.S. equities indices. The implosion of the internet sector, which began in the Spring of 2000, signaled an end to the giddiness experienced by the markets for the past several years. Investors abandoned internet issues and reevaluated their assumptions for the broad market, especially technology companies. Investor skepticism coincided with earnings disappointments at a host of companies and the markets reacted by selling equities. As we entered the New Year, investors, who had recently questioned the valuations of companies but been confident about the health of the economy, began to consider the possibility of a recession. The Federal Reserve, which had consistently raised interest rates in an attempt to reduce the "irrational exuberance" of the equities markets and avoid inflation, changed course and began to lower rates in an attempt to keep the economy on track. Unfortunately, the six months covered by this report were unkind to most investors.

For the six months ending February 28, 2001, the S&P 500 Index declined by 17.8%, leading to a loss of 28.9% for the U.S. Plus Fund and pushing the U.S./Short Fund to a gain of 22.3%. The Dow Jones Industrial Average lost 6.4% while the Dow 30 Plus Fund declined 9.9%. The Nasdaq 100 lost 53.2%, causing the OTC Plus Fund to decline by 62.2% and pushing the OTC/Short Fund to a gain of 76.5%. The Russell 2000 Index declined 11.2%, leading the Small Cap Plus Fund to decline by 12.4% and the Small Cap/Short Fund to gain 16.6%. Finally, the Dow Jones Internet Index declined 70.4%, while the Internet Plus Fund declined 74.2% and the Internet/Short Fund gained an astonishing 156.4%. The performance discussed above represents the performance for the Investor Class of shares only.

On a positive note, the Short Funds did very well during the past six months. Perhaps more importantly, the Plus Funds have performed substantially in accordance with expectations in light of the markets' movements. Though this may be of little consolation to investors who have lost money in our funds during the period, it underscores the appeal of our approach for the long term.

As always, we thank you for using the Potomac Funds and look forward to our continued mutual success.

Best regards,

/s/ Daniel O'Neill

Daniel O'Neill
President

                                  U.S. PLUS FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS - 97.17%*
          265,286      Standard & Poor's
                          Depository Receipts
                          Trust                                               $32,882,200
                                                                              -----------

                       TOTAL COMMON STOCKS
                          (Cost $34,703,056)                                   32,882,200
                                                                              -----------

FACE AMOUNT                                                                         VALUE
-----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 1.03%*
         $352,274      U.S. Treasury Bill 4.95%,
                          4/19/2001                                           $   349,901
                                                                              -----------

                       TOTAL U.S. TREASURY
                          OBLIGATIONS
                          (Cost $349,901)                                         349,901
                                                                              -----------

                       TOTAL INVESTMENTS - 98.20%*
                          (Cost $35,052,957)                                  $33,232,101
                                                                              ===========

                                  U.S. PLUS FUND
                          SCHEDULE OF FUTURES CONTRACTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                                              UNREALIZED
CONTRACTS                                                                           LOSS
----------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
               58      S&P 500 Index Futures
                          Contracts Expiring
                          March 2001
                          (Underlying Face
                          Amount at Market Value
                          $17,958,250)                                        $ (955,936)
                                                                              ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

FACE AMOUNT                                                                         VALUE
-----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 71.07%*
       $1,736,209      U.S. Treasury Bill 4.95%,
                          4/19/2001                                            $1,724,512
                                                                               ----------

                       TOTAL U.S. TREASURY
                          OBLIGATIONS
                          (Cost $1,724,512)                                     1,724,512
                                                                               ----------

                       TOTAL INVESTMENTS - 71.07%*
                          (Cost $1,724,512)                                    $1,724,512
                                                                               ==========

                                U.S./SHORT FUND
                        SCHEDULE OF SECURITIES SOLD SHORT
                          FEBRUARY 28, 2001 (UNAUDITED)

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------
           10,400      Standard & Poor's Depository
                        Receipts Trust                                         $1,289,080
                                                                               ----------

                       TOTAL SECURITIES SOLD SHORT
                       (Proceeds $1,384,263)                                   $1,289,080
                                                                               ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                       SCHEDULE OF SHORT FUTURES CONTRACTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                                              UNREALIZED
CONTRACTS                                                                           GAIN
----------------------------------------------------------------------------------------
SHORT FUTURES CONTRACTS
                3      S&P 500 Index Futures
                          Contracts Expiring
                          March 2001
                          (Underlying Face Amount
                          at Market Value $931,500)                           $   80,637
                                                                              ==========


                     See notes to the financial statements.

                                  OTC PLUS FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

------------------------------------------------------------------------
SHARES                                                         VALUE
------------------------------------------------------------------------
COMMON STOCKS - 93.78%*
     68,735   Microsoft Corporation**                       $ 4,055,365
     88,265   Intel Corporation                               2,521,069
     96,148   Cisco Systems, Inc.**                           2,277,506
     33,808   QUALCOMM Inc.**                                 1,853,101
     87,415   Oracle Corporation**                            1,660,885
     50,287   JDS Uniphase Corporation**                      1,345,177
     18,033   Amgen Inc.**                                    1,299,503
     53,070   Sun Microsystems, Inc.**                        1,054,766
     14,980   VERITAS Software Corporation**                    972,764
     27,751   Immunex Corporation**                             903,642
      9,143   VoiceStream Wireless
                Corporation**                                   868,585
     12,741   CIENA Corporation **                              856,036
     35,028   Nextel Communications, Inc.-
                Class A**                                       842,861
     36,056   Dell Computer Corporation**                       788,725
     16,096   Gemstar - TV Guide International,
                Inc.**                                          728,344
     18,845   Siebel Systems, Inc.**                            720,821
     16,013   Comcast Corporation - Special
                Class A**                                       693,563
     14,916   Maxim Integrated Products, Inc.**                 688,001
     15,711   Applied Materials, Inc.**                         663,790
     38,790   WorldCom, Inc.**                                  644,884
     16,382   Xilinx, Inc.**                                    636,850
     15,855   Linear Technology Corporation                     628,254
      8,581   Check Point Software
                Technologies, Ltd.**                            550,257
     13,227   Paychex, Inc.                                     528,253
     13,196   BEA Systems, Inc.**                               506,397
      7,817   Juniper Networks, Inc.**                          504,685
     18,951   Flextronics International Ltd.**                  502,201
     15,106   PeopleSoft, Inc.**                                487,168
      6,807   Biogen, Inc.**                                    487,126
     20,883   Altera Corporation**                              482,919
      6,402   Comverse Technology, Inc.**                       479,750
     10,032   Chiron Corporation**                              469,623
      9,742   Starbucks Corporation**                           463,963
     16,305   i2 Technologies, Inc.**                           438,197
      9,124   Concord EFS, Inc.**                               421,985
      9,736   Intuit Inc.**                                     400,393
     35,960   ADC Telecommunications, Inc.**                    400,055
      8,763   Tellabs, Inc.**                                   381,738
      8,444   MedImmune, Inc.**                                 368,897
      8,833   Costco Wholesale Corporation**                    368,778
     12,384   Network Appliance, Inc.**                         368,424
     12,179   Sanmina Corporation**                             363,086
      4,087   Genzyme Corporation
                (General Division)**                            359,401
     14,256   Bed Bath & Beyond Inc.**                          351,054
      8,992   Biomet, Inc.                                      349,002
     20,056   Palm, Inc.**                                      348,473
     12,847   Applied Micro Circuits
                Corporation**                                   343,657
      6,972   VeriSign, Inc.**                                  332,477
      8,534   Brocade Communications
                Systems, Inc.**                                 331,226
      5,874   IDEC Pharmaceuticals Corp.**                      331,147
     18,077   Apple Computer, Inc.**                            329,905
     21,592   Exodus Communications, Inc.**                     315,783
     13,045   USA Networks, Inc.**                              307,373
      7,708   Vitesse Semiconductor
                Corporation**                                   303,984
      8,442   KLA-Tencor Corporation**                          301,802
     35,851   Telefonaktiebolaget LM
                Ericsson AB - SP ADR                            296,891
      8,729   Millennium Pharmaceuticals, Inc.**                294,604
      7,554   PanAmSat Corporation**                            288,940
      5,796   Fiserv, Inc.**                                    286,902
      7,483   eBay Inc.**                                       286,809
      7,579   Cintas Corporation                                272,962
      7,394   Rational Software Corp**                          258,328
      5,223   Broadcom Corporation - Class A**                  257,233
      8,822   Adobe Systems Incorporated                        256,389
      4,560   Human Genome Sciences, Inc.**                     250,515
      4,992   Electronic Arts Inc.**                            249,600
      9,552   Level 3 Communications, Inc.**                    241,785
     10,054   Yahoo! Inc.**                                     239,411
      6,024   Adelphia Communications
                Corporation - Class A**                         239,078
     18,189   McLeodUSA Incorporated -
                Class A**                                       238,731
      9,093   EchoStar Communications
                Corporation - Class A**                         237,555
      6,610   PMC-Sierra, Inc.**                                221,435
      8,244   Citrix Systems, Inc.**                            214,344
      7,001   BMC Software, Inc.**                              210,905
      3,904   TMP Worldwide, Inc.**                             204,228
      3,226   Mercury Interactive Corp.**                       203,036
     19,788   Metromedia Fiber Network, Inc.**                  187,986

                     See notes to the financial statements.

                                  OTC PLUS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

------------------------------------------------------------------------
SHARES                                                         VALUE
------------------------------------------------------------------------
COMMON STOCKS - 93.78%*(CONTINUED)
     13,854   Parametric Technology
                Corporation**                               $   184,431
     11,413   Staples, Inc.**                                   169,768
     11,031   XO Communications Inc. -
                Class A**                                       164,086
      3,210   PACCAR Inc.                                       148,864
      8,669   Ariba, Inc.**                                     143,039
     13,093   Atmel Corporation**                               137,477
      3,630   Molex Incorporated                                131,814
      3,495   QLogic Corporation**                              130,626
      8,944   Smurfit-Stone Container
                Corporation**                                   129,129
     10,033   Conexant Systems, Inc. **                         122,904
      2,909   Abgenix, Inc.**                                    98,906
      4,058   Microchip Technology
                Incorporated**                                   96,885
      8,857   Amazon.com, Inc.**                                 90,231
     14,738   Novell, Inc.**                                     87,507
      8,436   Compuware Corporation**                            86,996
     10,941   BroadVision, Inc.**                                79,322
      6,913   RF Micro Devices, Inc.**                           76,907
      5,830   CNET Networks, Inc.**                              72,511
      6,655   3Com Corporation**                                 60,727
      9,377   At Home Corporation - Series A**                   54,504
     13,045   CMGI Inc.**                                        52,995
      4,320   Inktomi Corporation**                              48,870
      5,559   RealNetworks, Inc.**                               39,955
          1   Sigma-Aldrich Corporation                              22
                                                            -----------

              TOTAL COMMON STOCKS
               (Cost $31,893,075)                            47,829,814
                                                            -----------

------------------------------------------------------------------------
FACE AMOUNT                                                    VALUE
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 4.95%*
 $2,541,408   U.S. Treasury Bill 4.95%,
                4/19/01                                     $ 2,524,285
                                                            -----------

              TOTAL U.S. TREASURY
               OBLIGATIONS
               (Cost $2,524,285)                              2,524,285
                                                            -----------

              TOTAL INVESTMENTS - 98.73%*
               (Cost $34,417,360)                           $50,354,099
                                                            ===========

*    Calculated as a percentage of net assets.
**   Non-income producing security.


                     See notes to the financial statements.

                                  OTC PLUS FUND
                          SCHEDULE OF FUTURES CONTRACTS
                          FEBRUARY 28, 2001 (UNAUDITED)

------------------------------------------------------------------------
                                                            UNREALIZED
CONTRACTS                                                         LOSS
------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

         84   NASDAQ 100 Index
                Futures Contracts Expiring

                March 2001

                (Underlying
                Face Amount at Market

                Value $16,018,800)                          $(2,459,362)
                                                            ===========


                     See notes to the financial statements.

                                 OTC/SHORT FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

FACE AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 64.04%*
$4,504,079    U.S. Treasury Bill 4.95%,
                4/19/2001                                    $4,473,733
                                                             ----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $4,473,733)                             4,473,733
                                                             ----------

              TOTAL INVESTMENTS - 64.04%*
                (Cost $4,473,733)                            $4,473,733
                                                             ==========

*  Calculated as a percentage of net assets.







                     See notes to the financial statements.

                                 OTC/SHORT FUND
                        SCHEDULE OF SECURITIES SOLD SHORT
                          FEBRUARY 28, 2001 (UNAUDITED)

SHARES                                                            VALUE
-------------------------------------------------------------------------
      2,999   Microsoft Corporation                         $   176,941
      3,851   Intel Corporation                                 109,994
      4,195   Cisco Systems, Inc.                                99,369
      1,475   QUALCOMM Inc.                                      80,848
      3,814   Oracle Corporation                                 72,466
        787   Amgen Inc.                                         56,713
      2,316   Sun Microsystems, Inc.                             46,031
        654   VERITAS Software Corporation                       42,469
      1,532   JDS Uniphase Corporation                           40,981
      1,211   Immunex Corporation                                39,433
        399   VoiceStream Wireless
                Corporation                                      37,905
        556   CIENA Corporation                                  37,356
      1,528   Nextel Communications, Inc. -
                Class A                                          36,767
      1,573   Dell Computer Corporation                          34,409
        702   Gemstar - TV Guide
                International, Inc.                              31,765
        822   Siebel Systems, Inc.                               31,442
        699   Comcast Corporation -
                Special Class A                                  30,275
        651   Maxim Integrated Products, Inc.                    30,027
        686   Applied Materials, Inc.                            28,983
      1,692   WorldCom, Inc.                                     28,130
        715   Xilinx, Inc.                                       27,796
        692   Linear Technology Corporation                      27,421
        375   Check Point Software
                Technologies, Ltd.                               24,047
        577   Paychex, Inc.                                      23,044
        576   BEA Systems, Inc.                                  22,104
        341   Juniper Networks, Inc.                             22,016
        297   Biogen, Inc.                                       21,254
        659   PeopleSoft, Inc.                                   21,253
        911   Altera Corporation                                 21,067
        279   Comverse Technology, Inc.                          20,908
        438   Chiron Corporation                                 20,504
        425   Starbucks Corporation                              20,241
        746   Flextronics International Ltd.                     19,769
        711   i2 Technologies, Inc.                              19,108
        398   Concord EFS, Inc.                                  18,408
        425   Intuit Inc.                                        17,478
      1,569   ADC Telecommunications, Inc.                       17,455
        382   Tellabs, Inc.                                      16,641
        368   MedImmune, Inc.                                    16,077
        385   Costco Wholesale Corporation                       16,074
        540   Network Appliance, Inc.                            16,065
        531   Sanmina Corporation                                15,830
        178   Genzyme Corporation
                (General Division)                               15,653
        622   Bed Bath & Beyond Inc.                             15,317
        392   Biomet, Inc.                                       15,215
        875   Palm, Inc.                                         15,203
        561   Applied Micro Circuits
                Corporation                                      15,007
        304   VeriSign, Inc.                                     14,497
      1,743   Telefonaktiebolaget LM
                Ericsson AB - SP ADR                             14,434
        256   IDEC Pharmaceuticals Corp.                         14,432
        942   Exodus Communications, Inc.                        13,777
        741   Apple Computer, Inc.                               13,523
        569   USA Networks, Inc.                                 13,407
        368   KLA-Tencor Corporation                             13,156
        381   Millennium Pharmaceuticals, Inc.                   12,859
        330   PanAmSat Corporation                               12,622
        318   Vitesse Semiconductor
                Corporation                                      12,541
        327   eBay Inc.                                          12,533
        253   Fiserv, Inc.                                       12,523
        331   Cintas Corporation                                 11,921
        323   Rational Software Corp.                            11,285
        228   Broadcom Corporation - Class A                     11,229
        385   Adobe Systems Incorporated                         11,189
        199   Human Genome Sciences, Inc.                        10,932
        218   Electronic Arts Inc.                               10,900
        417   Level 3 Communications, Inc.                       10,555
        439   Yahoo! Inc.                                        10,454
        794   McLeodUSA Incorporated                             10,421
        397   Echostar Communications
                Corporation - Class A                            10,372
        288   PMC - Sierra, Inc.                                  9,648
        360   Citrix Systems, Inc.                                9,360
        233   Adelphia Communications
                Corporation - Class A                             9,247
        305   BMC Software, Inc.                                  9,188
        170   TMP Worldwide, Inc.                                 8,893
        141   Mercury Interactive Corp.                           8,874
        863   Metromedia Fiber Network, Inc.                      8,198
        604   Parametric Technology
                Corporation                                       8,041
        498   Staples, Inc.                                       7,408


                     See notes to the financial statements.

                                       9

                                 OTC/SHORT FUND
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
                           FEBRUARY 28, 2001 (UNAUDITED)

SHARES                                                            VALUE
--------------------------------------------------------------------------
        481   XO Communications Inc. - Class A               $    7,155
        140   PACCAR Inc.                                         6,493
        378   Ariba, Inc.                                         6,237
        571   Atmel Corporation                                   5,996
        158   Molex Incorporated                                  5,737
        153   QLogic Corporation                                  5,718
        390   Smurfit-Stone Container
                Corporation                                       5,631
        438   Conexant Systems, Inc.                              5,366
        127   Abgenix, Inc.                                       4,318
        386   Amazon.com, Inc.                                    3,932
        162   Microchip Technology
                Incorporated                                      3,868
        643   Novell, Inc.                                        3,818
        368   Compuware Corporation                               3,795
        477   BroadVision, Inc.                                   3,458
        302   RF Micro Devices, Inc.                              3,360
        254   CNET Networks, Inc.                                 3,159
        290   3Com Corporation                                    2,646
        409   At Home Corporation -
                Series A                                          2,377
        569   CMGI Inc.                                           2,312
        188   Inktomi Corporation                                 2,127
        243   RealNetworks, Inc.                                  1,747
                                                             ----------

              TOTAL SECURITIES SOLD SHORT
                (Proceeds $3,185,494)                        $2,050,928
                                                             ==========



                 See notes to the financial statements.

                                 OTC/SHORT FUND
                       SCHEDULE OF SHORT FUTURES CONTRACTS
                           FEBRUARY 28, 2001 (UNAUDITED)


                                                              UNREALIZED
CONTRACTS                                                           GAIN
------------------------------------------------------------------------
SHORT FUTURES CONTRACTS
         24   NASDAQ 100 Index Futures
                Contracts Expiring March 2001
                (Underlying Face Amount
                at Market Value $4,591,200)                     $578,468
                                                                ========



                     See notes to the financial statements.

                              SMALL CAP PLUS FUND

                             SCHEDULE OF INVESTMENTS

                          FEBRUARY 28, 2001 (UNAUDITED)

-----------------------------------------------------------------------
SHARES                                                           VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 66.99%*
        424   Markel Corporation**                            $  76,214
      1,358   Washington Mutual, Inc.                            69,761
      2,402   Regency Centers Corporation                        57,528
        363   NVR, Inc.**                                        52,998
      1,192   Charles E. Smith Residential
                Realty, Inc.                                     51,673
      1,918   Arthur J. Gallagher & Co.                          48,967
        869   Jacobs Engineering
                Group Inc.**                                     48,890
      3,775   Clayton Homes, Inc.                                48,131
        787   Commerce Bancorp, Inc.                             46,826
        586   Investors Financial
                Services Corp.                                   46,111
      1,798   Mentor Graphics Corporation**                      44,051
      1,878   Vectren Corporation                                42,706
      1,454   Haemonetics Corporation**                          42,137
      1,009   Cambrex Corporation                                42,085
      1,535   Richmond County
                Financial Corp.                                  41,445
        768   Mitchell Energy &
                Development Corp. - Class A                      40,896
      1,111   Hawaiian Electric Industries, Inc.                 40,829
      1,090   Superior Industries
                International, Inc.                              40,657
      1,495   IndyMac Bancorp, Inc.**                            39,483
      1,065   ACNielsen Corporation**                            39,139
        768   OM Group, Inc.                                     38,938
      1,491   Washington Federal, Inc.                           38,766
        768   Essex Property Trust, Inc.                         38,515
        868   CH Energy Group, Inc.                              38,192
      1,980   CBRL Group, Inc.                                   37,496
      1,090   Leucadia National Corporation                      37,180
      2,745   Humana Inc.**                                      37,057
      1,857   AMCORE Financial, Inc.                             37,024
      1,454   Sotheby's Holdings, Inc. -
                Class A**                                        36,757
      3,977   RPM, Inc.                                          36,668
      1,030   Lennar Corporation                                 36,565
      2,913   TrustCo Bank Corp NY                               36,048
      1,433   Staten Island Bancorp, Inc.                        35,610
      1,192   Jack in the Box Inc.**                             35,545
      1,272   Nordson Corporation                                35,537
      1,272   First Midwest Bancorp, Inc.                        35,457
      2,080   Quorum Health Group, Inc.**                        34,710
        889   Precision Castparts Corp.                          34,271
      1,535   Kellwood Company                                   34,000
        626   Stone Energy Corporation**                         33,804
      2,402   Caremark Rx, Inc.**                                33,628
      1,050   York International Corporation                     33,600
      1,050   IDEX Corporation                                   33,526
        808   Florida Rock Industries, Inc.                      33,168
      2,080   Wisconsin Central
                Transportation Corporation**                     33,020
      1,272   Hospitality Properties Trust                       33,008
      2,523   Pier 1 Imports, Inc.                               32,799
      1,918   Pioneer Natural Resources
                Company**                                        32,318
      1,736   Terex Corporation**                                32,029
      1,656   Dillard's Inc. - Class A                           31,133
        969   Camden Property Trust                              31,027
      1,050   Smithfield Foods, Inc.**                           30,881
        929   Great Lakes Chemical
                Corporation                                      30,759
      1,111   Harsco Corporation                                 30,664
        808   Minerals Technologies Inc.                         30,551
        727   RLI Corp.                                          30,534
      1,009   Veritas DGC Inc.**                                 30,421
      1,111   GTECH Holdings Corporation**                       29,986
      1,009   Polo Ralph Lauren
                Corporation**                                    29,564
        969   The First American Corporation                     29,458
        647   Mettler-Toledo
                International Inc.**                             29,361
        626   Polaris Industries Inc.                            29,297
        486   Lincare Holdings, Inc.**                           28,644
      1,615   DaVita, Inc.**                                     28,392
        808   Chemed Corporation                                 28,320
        727   Roper Industries, Inc.                             28,193
        647   Teleflex Incorporated                              27,789
        626   Barrett Resources
                Corporation**                                    27,700
        626   Footstar, Inc.**                                   27,563
      1,232   Sensormatic Electronics
                Corporation**                                    26,981
        727   Bandag, Incorporated                               26,899
        405   Varian Medical Systems, Inc.                       26,892
      1,898   Freeport-McMoRan Copper &
                Gold, Inc. - Class B**                           26,667
      1,111   Allied Capital Corporation                         26,525
        787   Stillwater Mining Company**                        26,199
      1,090   Tupperware Corporation                             25,724

                     See notes to the financial statements.

                               SMALL CAP PLUS FUND

                          FEBRUARY 28, 2001 (UNAUDITED)

-----------------------------------------------------------------------
SHARES                                                           VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 66.99%* (CONTINUED)
      2,120   United Dominion Realty
                Trust, Inc.                                   $  25,567
      1,009   Citizens Banking Corporation                       25,351
        848   The Commerce Group, Inc.                           25,270
        808   Chittenden Corporation                             25,250
      1,696   Nationwide Health
                Properties, Inc.                                 25,050
        787   Lee Enterprises, Incorporated                      24,885
      1,030   Callaway Golf Company                              24,771
        929   Pogo Producing Company                             24,498
        465   Medicis Pharmaceutical
                Corporation - Class A**                          24,459
      2,745   Sovereign Bancorp, Inc.                            24,448
        808   Harman International
                Industries, Incorporated                         24,159
        626   Whitney Holding Corporation                        24,062
        768   Chateau Communities, Inc.                          23,762
        768   Mueller Industries, Inc.**                         23,347
        546   Scholastic Corporation**                           23,342
        606   Southwest Bancorporation
                of Texas, Inc.**                                 23,331
        363   Enzon, Inc.**                                      23,073
      1,717   Aeroflex Incorporated**                            22,965
        929   Delta and Pine Land Company                        22,900
        848   Barnes & Noble, Inc.**                             22,896
        808   MDU Resources Group, Inc.                          22,866
      1,777   El Paso Electric Company                           22,657
      1,777   Prime Hospitality Corp.**                          22,657
        566   CEC Entertainment Inc.**                           22,640
        889   Kaydon Corporation                                 22,572
        768   BRE Properties, Inc. - Class A                     22,472
      1,030   Sensient Technologies
                Corporation                                      22,300
      1,232   Catellus Development
                Corporation**                                    22,201
      1,009   Trinity Industries, Inc.                           22,188
        566   New York Community
                Bancorp, Inc.                                    22,180
      1,232   John H. Harland Company                            22,176
        972   D.R. Horton, Inc.                                  22,162
      1,151   The Earthgrains Company                            22,099
      1,050   Southwest Gas Corporation                          21,945
      1,393   Avista Corporation                                 21,940
        424   Cerner Corporation**                               21,703
      1,030   Flowserve Corporation**                            21,630
      4,825   IKON Office Solutions, Inc.                        21,616
      1,433   Covance Inc.**                                     21,495
        424   SPS Technologies, Inc.**                           21,285
      4,784   PSS World Medical, Inc.**                          21,229
        626   American Italian Pasta
                Company - Class A**                              21,196
        586   Louis Dreyfus Natural Gas
                Corp.**                                          21,190
      1,777   Crompton Corporation                               21,146
        586   Fisher Scientific
                International Inc.                               21,096
        566   Cummins Engine Company, Inc.                       20,914
        889   Ferro Corporation                                  20,883
      1,111   STERIS Corporation**                               20,776
        424   Suiza Foods Corporation**                          20,763
      2,099   Worthington Industries, Inc.                       20,675
        868   IDEXX Laboratories, Inc.**                         20,452
        889   United Bankshares, Inc.                            20,225
        586   AmeriCredit Corp.**                                20,029
        787   Corn Products International, Inc.                  19,990
        566   Patterson Energy, Inc.**                           19,952
      1,050   Brandywine Realty Trust                            19,950
        384   Pulitzer Inc.                                      19,814
        445   Lone Star Technologies, Inc.**                     19,798
        647   Eaton Vance Corp.                                  19,792
        626   Kennametal Inc.                                    19,500
        727   Colonial Properties Trust                          19,491
      2,442   Newpark Resources, Inc.**                          19,414
      1,575   Casey's General Stores, Inc.                       19,392
      1,192   Journal Register Company**                         19,370
        626   Plexus Corp.**                                     19,328
        787   Furniture Brands
                International, Inc.**                            19,321
        465   H.B. Fuller Company                                19,239
        486   The Cheesecake Factory
                Incorporated**                                   19,227
      1,151   Independence Community
                Bank Corp.                                       19,207
      1,272   Extended Stay America, Inc.**                      18,826
        363   Affiliated Managers
                Group, Inc.**                                    18,694
        445   Coherent, Inc.**                                   18,634
        889   Olin Corporation                                   18,447
        586   Health Care Property
                Investors, Inc.                                  18,348
        545   Alpharma Inc. - Class A                            18,121

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND

                          FEBRUARY 28, 2001 (UNAUDITED)

-----------------------------------------------------------------------
SHARES                                                           VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 66.99%* (CONTINUED)
        889   InFocus Corporation**                           $  18,058
      1,111   Ogden Corporation**                                18,032
      1,009   Wallace Computer Services, Inc.                    17,980
        626   Alaska Air Group, Inc.**                           17,891
        989   Cable Design Technologies
                Corporation**                                    17,644
      1,030   Ruby Tuesday, Inc.                                 17,510
        424   The Scotts Company -
                Class A**                                        17,490
        626   Silicon Valley Bancshares                          17,489
        586   Provident Financial Group, Inc.                    17,470
        626   Inhale Therapeutic
                Systems, Inc.**                                  17,450
        869   Community First
                Bankshares, Inc.                                 17,434
        950   Cirrus Logic, Inc.**                               17,100
      1,474   Key Energy Services, Inc.**                        17,098
        808   Eclipsys Corporation**                             17,069
        384   Netegrity, Inc.**                                  17,040
        626   Carter-Wallace, Inc.                               16,839
        647   First Washington Realty
                Trust, Inc.                                      16,777
        626   Silicon Valley Group, Inc.**                       16,706
        424   Black Hills Corporation                            16,693
        626   Plantronics, Inc.**                                16,558
        465   WPS Resources Corporation                          16,415
        586   KB HOME                                            16,379
        363   Zebra Technologies
                Corporation - Class A**                          16,358
        424   Advent Software, Inc.**                            16,324
        808   MeriStar Hospitality Corporation                   16,241
      1,474   Venator Group, Inc.**                              16,229
        486   Greater Bay Bancorp                                16,220
        363   The Toro Company                                   16,117
        606   Modine Manufacturing Company                       16,097
      1,009   Borders Group, Inc.**                              15,993
        566   The Manitowoc Company, Inc.                        15,961
      4,280   Iomega Corporation**                               15,536
      1,111   Pennzoil-Quaker State Company                      15,487
        465   MIPS Technologies, Inc. -
                Class A**                                        15,374
      2,504   Modis Professional
                Services, Inc.**                                 15,350
        445   Commonwealth Telephone
                Enterprises, Inc.                                15,130
        687   FileNET Corporation**                              15,114
        872   Sky Financial Group, Inc.                          15,097
        626   Cost Plus, Inc.**                                  15,024
        566   Kilroy Realty Corporation                          14,937
        363   Black Box Corporation**                            14,928
        344   Whole Foods Market, Inc.**                         14,835
        303   UIL Holdings Corporation                           14,732
        626   Orthodontic Centers of
                America, Inc.**                                  14,711
        445   First Industrial Realty Trust, Inc.                14,618
        606   Informatica Corporation**                          14,468
        424   Ethan Allen Interiors Inc.                         14,399
      1,474   ShopKo Stores, Inc.**                              14,298
        929   ArvinMeritor, Inc.                                 14,260
        768   A.O. Smith Corporation                             14,223
      1,777   Hooper Holmes, Inc.                                14,216
        768   Price Communications
                Corporation**                                    14,170
        727   Vintage Petroleum, Inc.                            14,169
      1,090   Rollins Truck Leasing Corp.                        14,137
        606   Atmos Energy Corporation                           14,120
        647   Southern Union Company**                           14,072
        445   Bally Total Fitness Holding
                Corporation**                                    14,017
        566   Apria Healthcare Group Inc.**                      13,929
        384   Dionex Corporation**                               13,824
        626   On Assignment, Inc.**                              13,811
        868   La-Z-Boy Incorporated                              13,801
        363   Mercury Computer
                Systems, Inc.**                                  13,794
        424   ABM Industries Incorporated                        13,695
      1,050   UCAR International Inc.**                          13,650
      2,141   Charming Shoppes, Inc.**                           13,649
        424   Potlatch Corporation                               13,610
        323   Rayonier Inc.                                      13,579
      1,798   Bio-Technology General Corp.**                     13,485
        606   Federal Signal Corporation                         13,423
        323   Chelsea Property Group, Inc.                       13,350
        594   Hudson United Bancorp                              13,323
        303   ONEOK, Inc.                                        13,317
        506   Cousins Properties, Inc.                           13,095
      1,454   Ohio Casualty Corporation**                        13,041
      1,232   Louisiana-Pacific Corporation                      13,035
        626   Lincoln Electric Holdings, Inc.                    12,989
        424   Applebee's International, Inc.                     12,985
        586   Imation Corp.**                                    12,951

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND

                          FEBRUARY 28, 2001 (UNAUDITED)

-----------------------------------------------------------------------
SHARES                                                           VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 66.99%* (CONTINUED)
        424   Varian Inc.**                                   $  12,906
        555   Philadelphia Suburban
                Corporation                                      12,765
        465   R. H. Donnelley Corporation**                      12,741
        303   Weingarten Realty Investors                        12,723
      1,071   AGCO Corporation                                   12,638

        384   Michaels Stores, Inc.**                            12,576
        486   Alexander & Baldwin, Inc.                          12,545
        626   Pittston Brink's Group                             12,426
        283   Atwood Oceanics, Inc.**                            12,330
      1,333   Spherion Corporation**                             12,330
      1,433   PolyOne Corporation                                12,324
        384   Kronos Incorporated**                              12,312
        323   Biosite Diagnostics
                Incorporated**                                   12,294
        465   The Men's Wearhouse, Inc.**                        12,229
        363   F.Y.I. Incorporated**                              12,206
        545   National Golf Properties, Inc.                     12,088
      1,151   Quantum Corporation-
                Hard Disk Drive**                                12,086
        869   Sierra Pacific Resources                           12,044
        848   Artesyn Technologies, Inc.**                       12,031
        808   Regis Corporation                                  12,019
        363   Pacific Sunwear of
                California, Inc.**                               12,002
        465   Chesapeake Corporation                             11,997
        384   FactSet Research Systems Inc.                      11,981
        363   C&D Technologies, Inc.                             11,979
        363   SBA Communications
                Corporation**                                    11,979
      1,050   Wausau-Mosinee Paper
                Corporation                                      11,907
        848   LTX Corporation**                                  11,819
        424   CuraGen Corporation**                              11,792
        606   Mills Corp.                                        11,702
        586   Arch Chemicals, Inc.                               11,691
        465   United Stationers Inc.**                           11,654
        405   AptarGroup, Inc.                                   11,623
        768   Advanced Digital Information
                Corporation**                                    11,520
      1,009   Ligand Pharmaceuticals
                Incorporated - Class B**                         11,477
        545   Baldor Electric Company                            11,445
        384   Storage USA, Inc.                                  11,443
        889   Legato Systems, Inc.**                             11,335
        545   The Macerich Company                               11,303
        424   Renal Care Group, Inc.**                           11,210
        263   Houghton Mifflin Company                           11,172
        384   Del Webb Corporation**                             11,098
        424   Banta Corporation                                  11,071
        668   Interwoven, Inc.**                                 11,064
      2,968   CYTOGEN Corporation**                              11,037
        626   Hughes Supply, Inc.                                10,986
        465   Summit Properties Inc.                             10,839
        384   Texas Industries, Inc.                             10,837
        868   Steel Dynamics, Inc.**                             10,796
        889   Systems & Computer
                Technology Corporation**                         10,724
        626   Elcor Corporation                                  10,698
        424   Citadel Communications
                Corporation**                                    10,600
        808   JLG Industries, Inc.                               10,504
        647   The Timken Company                                 10,352
        323   USFreightways Corporation                          10,296
        344   Cubist Pharmaceuticals, Inc.**                     10,234
        424   Provident Bankshares
                Corporation                                      10,123
        263   Pharmacyclics, Inc.**                              10,060
        384   Aspen Technology, Inc.**                           10,008
        869   Kulicke and Soffa
                Industries, Inc.**                                9,993
        424   Emisphere Technologies, Inc.**                      9,964
        808   MRV Communications, Inc.**                          9,948
        626   Intermedia
                Communications Inc.**                             9,899
        445   Metris Companies Inc.                               9,772
        586   Horace Mann Educators
                Corporation                                       9,739
      1,393   NBTY, Inc.**                                        9,707
        344   Varian Semiconductor
                Equipment Associates, Inc.**                      9,697
        283   CTS Corporation                                     9,679
        566   The Standard Register Company                       9,650
        424   Insight Enterprises, Inc.**                         9,619
        363   Verity, Inc.**                                      9,597
        626   ValueVision International, Inc.**                   9,547
        303   Titan Pharmaceuticals, Inc.**                       9,393
        363   AnnTaylor Stores Corporation**                      9,376
        405   Mentor Corporation                                  9,340
        606   Project Software &
                Development, Inc.**                               9,317

                     See notes to the financial statements.

                               SMALL CAP PLUS FUND

                          FEBRUARY 28, 2001 (UNAUDITED)

-----------------------------------------------------------------------
SHARES                                                           VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 66.99%* (CONTINUED)
      1,474   USEC Inc.                                       $   9,286
        465   Dollar Thrifty Automotive
                Group, Inc.**                                     9,277
        303   Leap Wireless International, Inc.**                 9,260
        424   Mid-America Apartment
                Communities, Inc.                                 9,243
        475   Enzo Biochem, Inc.**                                9,171
        586   Methode Electronics, Inc. - Class A                 9,120
        566   Cell Genesys, Inc.**                                9,091
      2,968   OfficeMax, Inc.**                                   9,082
        566   Kent Electronics Corporation**                      9,056
        344   EMCORE Corporation**                                8,922
        363   Xircom, Inc.**                                      8,916
        283   NetIQ Corporation**                                 8,915
        363   Remedy Corporation**                                8,825
      1,272   Unifi, Inc.**                                       8,777
        405   MedQuist Inc.**                                     8,758
      1,111   Texas Biotechnology Corporation**                   8,744
        242   CV Therapeutics, Inc.**                             8,651
      1,192   Midway Games Inc.**                                 8,523
        606   Wabtec Corporation                                  8,484
        808   J.D Edwards & Company**                             8,383
        384   Neurocrine Biosciences, Inc.**                      8,376
        183   Trimeris, Inc.**                                    8,375
      3,674   Bethlehem Steel Corporation**                       8,340
        465   Korn/Ferry International                            8,217
        102   Invitrogen Corporation**                            8,211
        384   Cymer, Inc.**                                       8,208
        424   DSP Group, Inc.**                                   8,135
        424   Exar Corporation**                                  8,056
        323   Avocent Corporation**                               8,035
        424   O'Reilly Automotive, Inc.**                         8,030
        303   Illuminet Holdings, Inc.**                          7,840
        363   Documentum, Inc.**                                  7,759
        323   Papa John's International, Inc.**                   7,712
        384   Gene Logic Inc.**                                   7,704
        323   HNC Software Inc.**                                 7,530
        606   Alliance Semiconductor
                Corporation**                                     7,461
        386   Rayovac Corporation**                               7,450
        465   Power Integrations, Inc.**                          7,353
        606   Actuate Corporation**                               7,348
        323   AXT, Inc.**                                         7,288
        405   Ralcorp Holdings, Inc.**                            7,250
        344   G & K Services, Inc. - Class A                      7,159
      1,111   SONICblue Incorporated**                            7,083
        384   Proxim, Inc.**                                      7,008
        647   America West Holdings
                Corporation - Class B**                           6,923
        344   Pharmacopeia, Inc.**                                6,923
        183   Veeco Instruments Inc.**                            6,897
        263   Commercial Metals Company                           6,725
        363   ILEX Oncology, Inc.**                               6,715
        545   Syntroleum Corporation**                            6,676
        102   Great Plains Software, Inc.**                       6,585
        424   Corixa Corporation**                                6,572
        283   Lands' End, Inc.                                    6,571
        768   Del Monte Foods Company**                           6,566
        486   Asyst Technologies, Inc.**                          6,531
        363   Dendrite International, Inc.**                      6,466
        787   UICI**                                              6,453
        323   Elantec Semiconductor, Inc.**                       6,399
        162   Forrester Research, Inc.**                          6,328
        486   Immunomedics, Inc.**                                6,288
        363   Georgia Gulf Corporation                            6,287
        263   Helix Technology Corporation                        6,246
        263   Sirius Satellite Radio Inc.**                       6,181
        687   MicroStrategy Incorporated**                        6,162
        727   InterDigital Communications
                Corporation**                                     6,134
        363   Transkaryotic Therapies, Inc.**                     6,052
        384   Geron Corporation**                                 5,904
        344   Hyperion Solutions
                Corporation**                                     5,891
        262   Retek Inc.**                                        5,813
        465   SuperGen, Inc.**                                    5,813
        465   InterTAN, Inc.**                                    5,812
        344   ATMI, Inc.**                                        5,783
        545   Pegasus Solutions Inc.**                            5,757
        283   PRI Automation, Inc.**                              5,536
        183   Alexion Pharmaceuticals, Inc.**                     5,376
        768   ITC/\DeltaCom, Inc.**                               5,352
      1,535   Glenayre Technologies, Inc.**                       5,228
        384   ANADIGICS, Inc.**                                   5,136
        424   Presstek, Inc.**                                    5,115
        465   Pinnacle Entertainment, Inc.**                      4,999
        303   Cohu, Inc.                                          4,943
        545   QRS Corporation**                                   4,837
        263   Aurora Biosciences
                Corporation**                                     4,800
        263   Cleveland-Cliffs Inc.                               4,721

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND

                          FEBRUARY 28, 2001 (UNAUDITED)

-----------------------------------------------------------------------
SHARES                                                           VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 66.99%* (CONTINUED)
        384   SonicWALL, Inc.**                               $   4,680
        263   SERENA Software, Inc.**                             4,487
      1,009   UNOVA, Inc.**                                       4,480
        283   SCM Microsystems, Inc.**                            4,457
        889   Polaroid Corporation                                4,445
      1,575   MTI Technology Corporation**                        4,430
        626   ESS Technology, Inc.**                              4,225
        626   CIBER, Inc.**                                       4,125
        465   REMEC, Inc.**                                       4,040
        424   Transaction Systems
                Architects, Inc. - Class A**                      3,975
        183   DiamondCluster International,
                Inc. - Class A**                                  3,854
        545   Superconductor
                Technologies Inc.**                               3,628
        606   Adelphia Business
                Solutions, Inc.**                                 3,541
        687   Wave Systems Corp. -
                Class A**                                         3,435
        384   Allaire Corporation**                               3,372
        950   Brightpoint, Inc.**                                 3,325
        384   Natural MicroSystems
                Corporation**                                     3,312
        183   MICROS Systems, Inc.**                              3,283
      1,696   The FINOVA Group Inc.**                             3,222
        808   Intertrust Technologies
                Corporation**                                     3,207
      1,071   Wit Soundview Group, Inc.**                         3,180
        162   Tollgrade
                Communications, Inc.**                            3,169
        183   Three-Five Systems, Inc.**                          3,135
        323   Aware, Inc.**                                       3,068
        363   E.W. Blanch Holdings, Inc.                          3,020
        424   The Profit Recovery Group
                International, Inc.**                             3,008
        566   Concurrent Computer
                Corporation**                                     2,971
      1,999   TALK.com, Inc.**                                    2,936
        242   United Therapeutics
                Corporation**                                     2,934
        344   C-Cube Microsystems Inc.**                          2,784
        424   Netro Corporation**                                 2,783
        263   Clarent Corporation**                               2,761
        405   Answerthink Inc.**                                  2,708
        787   eLoyalty Corporation**                              2,705
        424   SportsLine.com, Inc.**                              2,597
      1,030   Allied Riser Communications
                Corporation**                                     2,478
        889   Robotic Vision Systems, Inc.**                      2,445
        162   Extended Systems
                Incorporated**                                    2,430
      1,192   W.R. Grace & Co.**                                  2,408
        787   StarMedia Network, Inc.**                           2,361
        183   Keynote Systems, Inc.**                             2,356
        183   WatchGuard
                Technologies, Inc.**                              2,173
        263   ZixIt Corporation**                                 2,162
        626   Digital Island**                                    2,152
        384   Pumatech, Inc.**                                    2,124
        162   Sorrento Networks
                Corporation**                                     2,106
      1,030   Rare Medium Group, Inc.**                           2,060
        323   PLX Technology, Inc.**                              2,059
        545   Computer Horizons Corp.**                           2,044
        465   Mpower Communications
                Corp.**                                           2,034
        424   ACTV, Inc.**                                        2,027
        687   Interliant Inc.**                                   2,018
        263   New Era of Networks, Inc.**                         1,948
        323   Maxim Pharmaceuticals, Inc.**                       1,938
        183   Bottomline Technologies, Inc.**                     1,859
        787   Open Market, Inc.**                                 1,795
        465   Visual Networks, Inc.**                             1,744
        424   Silicon Image, Inc.**                               1,643
        344   Metricom, Inc.**                                    1,570
        101   Actuant Corporation - Class A**                     1,495
        424   Broadbase Software, Inc.**                          1,484
        323   Tut Systems, Inc.**                                 1,484
        303   Sykes Enterprises,
                Incorporated**                                    1,392
        424   Cambridge Technology
                Partners, Inc.**                                  1,365
        424   iGATE Capital Corporation**                         1,312
        424   Viant Corporation**                                 1,299
        183   F5 Networks, Inc.**                                 1,275
        183   Mercator Software, Inc.**                           1,275
        424   Primus Telecommunications
                Group, Incorporated**                             1,259
        102   Concord Communications, Inc.**                      1,249
        586   Viatel, Inc.**                                      1,172
        889   World Access, Inc.**                                1,056

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND

                          FEBRUARY 28, 2001 (UNAUDITED)

-----------------------------------------------------------------------
SHARES                                                           VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 66.99%* (CONTINUED)
        263   Ames Department Stores, Inc.**                   $  1,019
        486   Adaptive Broadband
                Corporation**                                     1,002
        787   iXL Enterprises, Inc.**                               984
      1,009   Rhythms NetConnections Inc.**                         977
        363   Intraware, Inc.**                                     749
        102   Network Peripherals Inc.**                            669
        647   Internet Pictures Corporation**                       384
        363   Accrue Software, Inc.**                               363
      1,045   Bank United Corp.**                                   359
                                                            -----------

              TOTAL COMMON STOCKS
                (Cost $6,413,271)                             7,205,861
                                                            -----------

-----------------------------------------------------------------------
FACE AMOUNT                                                     VALUE
-----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 31.83%*
 $3,447,256   U.S. Treasury Bill 4.95%,
                4/19/2001                                   $ 3,424,030
                                                            -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS

                (Cost $3,424,030)                             3,424,030
                                                            -----------

              TOTAL INVESTMENTS - 98.82%*
                (Cost $9,837,301)                           $10,629,891
                                                            ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.


                     See notes to the financial statements.

                              SMALL CAP PLUS FUND

                          SCHEDULE OF FUTURES CONTRACTS

                    FEBRUARY 28, 2001 (UNAUDITED)


-----------------------------------------------------------------------
                                                             UNREALIZED
CONTRACTS                                                          LOSS
-----------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
         26   Russell 2000 Index Futures
                Contracts Expiring
                March 2001
                (Underlying Face Amount at
                Market Value $6,142,500)                    $  (227,867)
                                                            ===========



                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                      VALUE
---------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 87.37%*
$629,061      U.S. Treasury Bill 4.95%,
                4/19/2001                      $624,823
                                               --------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $624,823)                 624,823
                                               --------

              TOTAL INVESTMENTS - 87.37%*
                (Cost $624,823)                $624,823
                                               ========


*    Calculated as a percentage of net assets.


                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                       SCHEDULE OF SHORT FUTURES CONTRACTS
                          FEBRUARY 28, 2001 (UNAUDITED)

-----------------------------------------------------------------
                                                      UNREALIZED
CONTRACTS                                                   GAIN
-----------------------------------------------------------------
SHORT FUTURES CONTRACTS
          3   Russell 2000 Index Futures Contracts
                Expiring March 2001
                (Underlying Face Amount
                at Market Value $712,800)                $19,587
                                                         =======


                     See notes to the financial statements.

                               INTERNET PLUS FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

------------------------------------------------------------------------
SHARES                                                           VALUE
------------------------------------------------------------------------
COMMON STOCKS - 77.74%*
      1,325   Bea Systems, Inc.**                              $ 50,847
        763   Check Point Software
                Technologies Ltd.**                              48,927
      1,457   i2 Technologies, Inc.**                            39,157
        790   VeriSign, Inc.**                                   37,673
      1,479   Yahoo! Inc.**                                      35,219
      1,861   Exodus Communications, Inc.**                      27,217
        662   eBay Inc.**                                        25,373
      1,053   Ariba, Inc.**                                      17,374
        906   Commerce One, Inc.**                               15,798
      1,227   WebMD Corporation**                                11,695
        219   CheckFree Corp.**                                  10,553
        979   Amazon.com, Inc.**                                  9,974
        979   E*TRADE Group, Inc.**                               8,821
        255   HomeStore.com, Inc.**                               7,618
        949   BroadVision, Inc.**                                 6,880
        499   DoubleClick Inc.**                                  6,705
      1,043   Vignette Corporation**                              6,421
        236   Art Technology Group, Inc.**                        5,738
        486   Inktomi Corporation**                               5,498
        286   Akamai Technologies, Inc.**                         4,844
        492   EarthLink, Inc.**                                   4,428
        748   At Home Corporation - Series A**                    4,348
        970   CMGI Inc.**                                         3,941
        310   CNET Networks, Inc.**                               3,856
        280   TIBCO Software Inc.**                               3,780
        968   InfoSpace.com, Inc.**                               3,690
        441   Ameritrade Holding Corporation**                    3,611
        474   Portal Software, Inc.**                             3,392
        436   RealNetworks, Inc.**                                3,134
        815   Internet Capital Group, Inc.**                      3,133
        135   FreeMarkets, Inc.**                                 2,481
        168   Ticketmaster Online -
                CitySearch, Inc.**                                1,564
        657   Covad Communications
                Group, Inc.**                                     1,170
        297   Digital Island**                                    1,021
        713   PSINet Inc.**                                         913
        262   VerticalNet, Inc.**                                   827
        301   Priceline.com Incorporated**                          809
      1,705   Webvan Group, Inc.**                                  480
        119   MP3.com, Inc.**                                  $    357
      1,729   eToys Inc.**                                          162
                                                               --------
              TOTAL COMMON STOCKS
                (Cost $412,592)                                 429,429
                                                               --------
------------------------------------------------------------------------
FACE AMOUNT
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 22.62%*
   $125,812   U.S. Treasury Bill 4.95%,
                4/19/2001                                       124,965
                                                               --------
              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $124,965)                                 124,965
                                                               --------
------------------------------------------------------------------------
CONTRACTS (100 SHARES PER CONTRACT)
------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.11%*
          3   Inter@ctive Week Internet Index

                Expiring March 2001 at 260                          525
          2   TheStreet.com Index
                Expiring March 2001 at 380                           70
                                                               --------
              TOTAL CALL OPTIONS
                (Cost $2,015)                                       595
                                                               --------
              TOTAL INVESTMENTS - 100.47%*
                (Cost $539,572)                                $554,989
                                                               ========


*    Calculated as a percentage of net assets.
**   Non-income producing security.


                     See notes to the financial statements.

                               INTERNET PLUS FUND
                           SCHEDULE OF OPTIONS WRITTEN
                          FEBRUARY 28, 2001 (UNAUDITED)

------------------------------------------------------------------------
CONTRACTS (100 SHARES PER CONTRACT)                              VALUE
------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS
          3   Inter@ctive Week Internet Index - Put
                Expiring March 2001 at 260                     $ 14,190
          2   TheStreet.com Index - Put
                Expiring March 2001 at 380                       20,640
                                                               --------
              TOTAL OPTIONS WRITTEN
                (Premiums received $27,524)                    $ 34,830
                                                               ========


                     See notes to the financial statements.

                               INTERNET/SHORT FUND
                             SCHEDULE OF INVESTMENTS

                          FEBRUARY 28, 2001 (UNAUDITED)


------------------------------------------------------------------------------
FACE AMOUNT                                                       VALUE
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 56.61%*
 $2,969,170   U.S. Treasury Bill 4.95%,
                4/19/2001                                    $2,949,165
                                                             ----------

              TOTAL U.S. TREASURY
                OBLIGATIONS

                (Cost $2,949,165)                             2,949,165
                                                             ----------

              TOTAL INVESTMENTS - 56.61%*
                (Cost $2,949,165)                            $2,949,165
                                                             ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                             INTERNET/SHORT FUND
                        SCHEDULE OF SECURITIES SOLD SHORT

                          FEBRUARY 28, 2001 (UNAUDITED)

------------------------------------------------------------------------------
SHARES                                                            VALUE
------------------------------------------------------------------------------
     29,800   Internet HOLDRs Trust                           $1,189,020
     56,200   Internet Infrastructure
                HOLDRs Trust                                    751,394
      8,930   Bea Systems, Inc.                                 342,689
      5,175   Check Point Software
                Technologies Ltd.                               331,847
      5,490   VeriSign, Inc.                                    261,804
      9,570   i2 Technologies, Inc.                             257,194
     10,590   Yahoo! Inc.                                       252,174
     13,600   Exodus Communications, Inc.                       198,900
      5,000   eBay Inc.                                         191,641
      7,380   Ariba, Inc.                                       121,770
      6,060   Commerce One, Inc.                                105,671
     10,170   WebMD Corporation                                  96,933
      1,720   CheckFree Corp.                                    82,882
      7,660   Amazon.com, Inc.                                   78,036
      7,620   E*TRADE Group, Inc.                                68,656
      2,040   HomeStore.com, Inc.                                60,945
      3,780   DoubleClick Inc.                                   50,794
      7,430   Vignette Corporation                               45,741
      1,700   Art Technology Group, Inc.                         41,331
      4,340   EarthLink, Inc.                                    39,060
      3,390   Inktomi Corporation                                38,349
      1,920   Akamai Technologies, Inc.                          32,520
      3,120   BroadVision, Inc.                                  22,620
        900   TIBCO Software, Inc.                               12,150
      1,420   At Home Corporation - Series A                      8,254
      1,670   CMGI Inc.                                           6,784
      1,753   InfoSpace.com, Inc.                                 6,683
        530   CNET Networks, Inc.                                 6,592
        800   Ameritrade Holding Corporation                      6,550
        516   Terra Networks, S.A. Spons ADR                      5,902
      1,480   Internet Capital Group, Inc.                        5,689
        760   RealNetworks, Inc.                                  5,463
        710   Portal Software, Inc.                               5,081
        220   FreeMarkets, Inc.                                   4,042
        290   Ticketmaster Online -
                CitySearch, Inc.                                  2,701
      1,310   Covad Communications
                Group, Inc.                                       2,333
        540   Digital Island                                      1,856
      1,250   PSINet Inc.                                         1,602
        570   Priceline.com Incorporated                          1,532
        370   VerticalNet, Inc.                                   1,168
      2,720   Webvan Group, Inc.                                    765
        210   MP3.com, Inc.                                         630
        960   eToys Inc.                                             90
                                                             ----------

              TOTAL SECURITIES SOLD SHORT
                (Proceeds $6,240,199)                        $4,747,838
                                                             ==========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                             SCHEDULE OF INVESTMENTS

                          FEBRUARY 28, 2001 (UNAUDITED)

------------------------------------------------------------------------------
SHARES                                                            VALUE
------------------------------------------------------------------------------
COMMON STOCKS - 60.24%*

      4,185   Minnesota Mining and
                Manufacturing Company (3M)                   $  471,859
      4,185   International Business Machines
                Corporation (IBM)                               418,082
      4,185   Johnson & Johnson                                 407,326
      4,185   Exxon Mobil Corporation                           339,194
      4,185   Merck & Co., Inc.                                 335,637
      4,185   United Technologies Corporation                   326,053
      3,000   DIAMONDS Trust, Series I                          315,000
      4,185   The Proctor & Gamble Company                      295,042
      4,185   The Boeing Company                                260,307
      4,185   Microsoft Corporation**                           246,915
      4,185   General Motors Corporation                        223,144
      4,185   The Coca-Cola Company                             221,931
      4,185   Wal-Mart Stores, Inc.                             209,627
      4,185   Citigroup Inc.                                    205,818
      4,185   Philip Morris Companies Inc.                      201,633
      4,185   SBC Communications Inc.                           199,625
      4,185   Honeywell International Inc.                      195,481
      4,185   J.P. Morgan Chase & Co.                           195,272
      4,185   General Electric Company                          194,603
      4,185   Eastman Kodak Company                             188,325
      4,185   American Express Company                          183,638
      4,185   E.I. du Pont de Nemours and
                Company                                         182,843
      4,185   The Home Depot, Inc.                              177,862
      4,185   Caterpillar Inc.                                  174,096
      4,185   International Paper Company                       157,607
      4,185   Alcoa Inc.                                        149,656
      4,185   The Walt Disney Company                           129,526
      4,185   McDonald's Corporation                            123,039
      4,185   Hewlett-Packard Company                           120,737
      4,185   Intel Corporation                                 119,534
      4,185   AT&T Corp.                                         96,255
                                                             ----------

              TOTAL COMMON STOCKS
                (Cost $6,093,220)                             7,065,667
                                                             ----------
-----------------------------------------------------------------------
FACE AMOUNT
-----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 35.16%*

 $4,151,805   U.S. Treasury Bill 4.95%,
                4/19/2001                                     4,123,832
                                                            -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS

                (Cost $4,123,832)                             4,123,832
                                                            -----------

              TOTAL INVESTMENTS - 95.40%*
                (Cost $10,217,052)                          $11,189,499
                                                            ===========

* Calculated as a percentage of net assets.

** Non-income producing security.


                        See notes to the financial statements.

                                 DOW 30 PLUS FUND
                          SCHEDULE OF FUTURES CONTRACTS

                           FEBRUARY 28, 2001 (UNAUDITED)

                                                             UNREALIZED
CONTRACTS                                                          LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
         73   Dow Jones Industrial Average
                Index Futures Contracts
                Expiring March 2001
                (Underlying Face Amount
                at Market Value $7,664,270)                  $ (145,759)
                                                             ===========

                     See notes to the financial statements.

                         U.S. GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS

                          FEBRUARY 28, 2001 (UNAUDITED)

------------------------------------------------------------------------------
FACE AMOUNT                                                       VALUE
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 90.39%*
$118,942,924  U.S. Treasury Bill 4.95%,
                4/19/2001                                  $118,141,546
                                                           ------------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $118,141,546)                         118,141,546
                                                           ------------

              TOTAL INVESTMENTS - 90.39%*
                (Cost $118,141,546)                        $118,141,546
                                                           ============

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                FEBRUARY 28, 2001

POTOMAC FUNDS                                                                     U.S. PLUS          U.S./SHORT          OTC PLUS
                                                                                     FUND               FUND               FUND
                                                                                -------------      -------------      -------------
ASSETS:
Investments, at market value (Note 2) .....................................     $  33,232,101      $   1,724,512      $  50,354,099
Cash ......................................................................                --            114,528                 --
Receivable for investments sold ...........................................         8,799,759             61,962                 --
Receivable for Fund shares sold ...........................................            89,183             89,985            100,687
Receivable from Investment Advisor ........................................             1,476              8,347             64,347
Receivable from broker ....................................................                --             16,575                 --
Deposit at broker .........................................................         1,387,500          1,687,031          2,871,000
Dividends and interest receivable .........................................                --                 --              8,183
Organization costs, net of accumulated amortization (Note 1) ..............             5,108              5,262              5,108
Other assets ..............................................................            26,284             26,884             36,206
                                                                                -------------      -------------      -------------
      Total Assets ........................................................        43,541,411          3,735,086         53,439,630
                                                                                -------------      -------------      -------------

LIABILITIES:
Securities sold short, at value (Proceeds of $0, $1,384,263, $0) ..........                --          1,289,080                 --
Payable for Fund shares redeemed ..........................................         8,937,191             14,832            232,529
Payable to Custodian ......................................................           255,240                 --          1,519,167
Payable to broker .........................................................           473,672                 --            539,416
Accrued expenses and other liabilities ....................................            34,728              4,670            148,970
                                                                                -------------      -------------      -------------
      Total Liabilities ...................................................         9,700,831          1,308,582          2,440,082
                                                                                -------------      -------------      -------------
NET ASSETS ................................................................     $  33,840,580      $   2,426,504      $  50,999,548
                                                                                =============      =============      =============

NET ASSETS CONSIST OF:
Capital stock .............................................................     $  50,829,262      $   6,743,672      $ 115,499,843
Accumulated undistributed net investment income (loss) ....................           (39,682)            29,121           (745,873)
Accumulated undistributed net realized gain (loss) on
   investments sold, securities sold short, written option
   contracts expired or closed, and futures ...............................       (14,172,208)        (4,522,109)       (77,231,799)
Net unrealized appreciation (depreciation) on:
   Investments ............................................................        (1,820,856)                --         15,936,739
   Short positions ........................................................                --             95,183                 --
   Written options ........................................................                --                 --                 --
   Futures ................................................................          (955,936)            80,637         (2,459,362)
                                                                                -------------      -------------      -------------
      Total Net Assets ....................................................     $  33,840,580      $   2,426,504      $  50,999,548
                                                                                =============      =============      =============

CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ................................................................     $  33,200,805      $   2,426,504      $  50,417,318
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ........         2,746,005             70,239          3,024,949
Net Asset Value, Redemption Price and Offering Price Per Share ............     $       12.09      $       34.55      $       16.67
                                                                                =============      =============      =============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ................................................................     $      34,557                         $     134,419
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ........             2,878                                 8,079
Net Asset Value, Redemption Price and Offering Price Per Share ............     $       12.01                         $       16.64
                                                                                =============                         =============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets ................................................................     $     605,218                         $     447,811
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ........            50,368                                26,919
Net Asset Value, Redemption Price and Offering Price Per Share ............     $       12.02                         $       16.64
                                                                                =============                         =============
Cost of Investments .......................................................     $  35,052,957      $   1,724,512      $  34,417,360
                                                                                =============      =============      =============

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                FEBRUARY 28, 2001

POTOMAC FUNDS                                                                      OTC/SHORT      SMALL CAP PLUS    SMALL CAP/SHORT
                                                                                      FUND             FUND              FUND
                                                                                  ------------     ------------      ------------
ASSETS:
Investments, at market value (Note 2) .......................................     $  4,473,733     $ 10,629,891      $    624,823
Cash ........................................................................          613,031        2,495,317            24,845
Receivable for investments sold .............................................               --        8,993,772                --
Receivable for Fund shares sold .............................................          309,796               --             1,996
Receivable from Investment Advisor ..........................................            3,857            4,780             5,550
Receivable from broker ......................................................          115,784               --             5,700
Deposit at broker ...........................................................        3,558,940        1,053,000            58,500
Dividends and interest receivable ...........................................               --           17,881                --
Organization costs, net of accumulated amortization (Note 1) ................            5,074               --                --
Other assets ................................................................           21,675           56,783            13,106
                                                                                  ------------     ------------      ------------
      Total Assets ..........................................................        9,101,890       23,251,424           734,520
                                                                                  ------------     ------------      ------------

LIABILITIES:
Securities sold short, at value (Proceeds of $3,185,494, $0, $0) ............        2,050,928               --                --
Payable for investments purchased ...........................................           16,569               --                --
Payable for Fund shares redeemed ............................................           38,280       12,262,915                --
Payable to broker ...........................................................               --          175,626                --
Dividends payable ...........................................................              192               --                --
Accrued expenses and other liabilities ......................................            9,606           55,577            19,375
                                                                                  ------------     ------------      ------------
      Total Liabilities .....................................................        2,115,575       12,494,118            19,375
                                                                                  ------------     ------------      ------------
NET ASSETS ..................................................................     $  6,986,315     $ 10,757,306      $    715,145
                                                                                  ============     ============      ============

NET ASSETS CONSIST OF:
Capital stock ...............................................................     $ 24,402,247     $ 28,250,421      $  1,945,361
Accumulated undistributed net investment income (loss) ......................           21,290          431,177             4,577
Accumulated undistributed net realized gain (loss) on
   investments sold, securities sold short, written option
   contracts expired or closed, and futures .................................      (19,150,256)     (18,489,015)       (1,254,380)
Net unrealized appreciation (depreciation) on:
   Investments ..............................................................               --          792,590                --
   Short positions ..........................................................        1,134,566               --                --
   Written options ..........................................................               --               --                --
   Futures ..................................................................          578,468         (227,867)           19,587
                                                                                  ------------     ------------      ------------
      Total Net Assets ......................................................     $  6,986,315     $ 10,757,306      $    715,145
                                                                                  ============     ============      ============

CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ..................................................................     $  6,986,315     $ 10,737,194      $    715,145
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ..........          486,429          974,717            14,658
Net Asset Value, Redemption Price and Offering Price Per Share ..............     $      14.36     $      11.02      $      48.79
                                                                                  ============     ============      ============

CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ..................................................................                      $     18,655
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ..........                             1,699
Net Asset Value, Redemption Price and Offering Price Per Share ..............                      $      10.98
                                                                                                   ============

CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets ..................................................................                      $      1,457
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ..........                               133
Net Asset Value, Redemption Price and Offering Price Per Share ..............                      $      10.96*
                                                                                                   ============
Cost of Investments .........................................................     $  4,473,733     $  9,837,301      $    624,823
                                                                                  ============     ============      ============

*NET ASSET VALUE DOES NOT RECALCULATE DUE TO FRACTIONAL SHARES OUTSTANDING.


                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                FEBRUARY 28, 2001

                                                                                                                     U.S. GOVERNMENT
POTOMAC FUNDS                                                           INTERNET PLUS  INTERNET/SHORT   DOW 30 PLUS   MONEY MARKET
                                                                            FUND            FUND            FUND          FUND
                                                                        ------------    ------------    ------------  ------------
ASSETS:
Investments, at market value (Note 2) ................................  $    554,989    $  2,949,165    $ 11,189,499  $118,141,546
Cash .................................................................        14,285          72,684          27,772        40,210
Receivable for investments sold ......................................            --         426,116       4,144,285            --
Receivable for Fund shares sold ......................................         2,000         186,713              --    13,240,405
Receivable from Investment Advisor ...................................         1,351           4,260              --        62,026
Deposit at broker ....................................................           149       6,397,949         316,000            --
Dividends and interest receivable ....................................            --              --          27,977            --
Organization costs, net of accumulated amortization (Note 1) .........            --              --              --         5,108
Other assets .........................................................        30,618           8,918          29,924        36,299
                                                                        ------------    ------------    ------------  ------------
      Total Assets ...................................................       603,392      10,045,805      15,735,457   131,525,594
                                                                        ------------    ------------    ------------  ------------

LIABILITIES:
Securities sold short, at value (Proceeds of $0, $6,240,199,
   $0, $0) ...........................................................            --       4,747,838              --            --
Written options, at value (Premiums received of $27,524, $0,
   $0, $0) ...........................................................        34,830              --              --            --
Payable for Fund shares redeemed .....................................            --          80,791       3,844,413       661,163
Payable to Investment Advisor ........................................            --              --             934            --
Payable to broker ....................................................            --              --         139,007            --
Dividends payable ....................................................            --              --              --         7,565
Accrued expenses and other liabilities ...............................        16,191           7,984          21,834       157,753
                                                                        ------------    ------------    ------------  ------------
      Total Liabilities ..............................................        51,021       4,836,613       4,006,188       826,481
                                                                        ------------    ------------    ------------  ------------
NET ASSETS ...........................................................  $    552,371    $  5,209,192    $ 11,729,269  $130,699,113
                                                                        ============    ============    ============  ============
NET ASSETS CONSIST OF:
Capital stock ........................................................  $ 11,326,829    $  6,225,246    $ 16,672,226  $130,692,668
Accumulated undistributed net investment income (loss) ...............       (27,259)         22,391          12,172         6,445
Accumulated undistributed net realized gain (loss) on
   investments sold, securities sold short, written option
   contracts expired or closed, and futures ..........................   (10,755,310)     (2,530,806)     (5,781,817)           --
Net unrealized appreciation (depreciation) on:
   Investments .......................................................        15,417              --         972,447            --
   Short positions ...................................................            --       1,492,361              --            --
   Written options ...................................................        (7,306)             --              --            --
   Futures ...........................................................            --              --        (145,759)           --
                                                                        ------------    ------------    ------------  ------------
 Total Net Assets ....................................................  $    552,371    $  5,209,192    $ 11,729,269  $130,699,113
                                                                        ============    ============    ============  ============

CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ...........................................................  $    537,234    $  5,209,192    $ 11,594,125  $ 95,762,054
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ...       246,184          65,610       1,379,460    95,762,054
Net Asset Value, Redemption Price and Offering Price Per Share .......  $       2.18    $      79.40    $       8.40  $       1.00
                                                                        ============    ============    ============  ============

CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ...........................................................  $     15,137                    $    101,217  $ 20,074,473
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ...         6,908                          12,085    20,074,473
Net Asset Value, Redemption Price and Offering Price Per Share .......  $       2.19                    $       8.38  $       1.00
                                                                        ============                    ============  ============

CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets ...........................................................                                  $     33,927  $ 14,862,586
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ...                                         4,049    14,862,586
Net Asset Value, Redemption Price and Offering Price Per Share .......                                  $       8.38  $       1.00
                                                                                                        ============  ============

Cost of Investments ..................................................  $    539,572    $  2,949,165    $ 10,217,052  $118,141,546
                                                                        ============    ============    ============  ============

                     See notes to the financial statements.

                       STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2001

POTOMAC FUNDS                                                                           U.S. PLUS       U.S./SHORT       OTC PLUS
                                                                                           FUND            FUND            FUND
                                                                                      -------------   -------------   -------------
INVESTMENT INCOME:
Dividend income ....................................................................  $     145,432   $          --   $      24,700
Interest income ....................................................................         10,126          51,253         106,136
                                                                                      -------------   -------------   -------------
      Total investment income ......................................................        155,558          51,253         130,836
                                                                                      -------------   -------------   -------------

EXPENSES:
Investment advisory fees ...........................................................         96,598           9,009         437,046
Distribution expenses - Investor Class .............................................             --              --         121,772
Distribution expenses - Advisor Class ..............................................            570              --           2,482
Distribution expense - Broker Class ................................................          1,474              --           1,780
Administration fees ................................................................         16,186           3,484          60,322
Shareholder servicing fees .........................................................         11,307             897          51,679
Fund accounting fees ...............................................................         14,710           3,369          53,712
Custody fees .......................................................................          4,587             353          20,560
Federal and state registration .....................................................         26,876          14,156          20,192
Professional fees ..................................................................         11,911           3,302          46,041
Amortization of organizational expenses ............................................          1,548           1,548           1,548
Reports to shareholders ............................................................         11,199             869          50,160
Directors' fees and expenses .......................................................          1,037              80           4,644
Other ..............................................................................          1,232              95           5,519
                                                                                      -------------   -------------   -------------
      Total expenses before waiver and reimbursement of
         expenses and dividends on short positions .................................        199,235          37,162         877,457
      Less: Waiver of expenses and reimbursement from Advisor ......................         (3,995)        (20,645)           (748)
                                                                                      -------------   -------------   -------------
      Net expenses before dividends on short positions .............................        195,240          16,517         876,709
      Dividends on short positions .................................................             --           5,159              --
                                                                                      -------------   -------------   -------------
      Total expenses ...............................................................        195,240          21,676         876,709
                                                                                      -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) .......................................................        (39,682)         29,577        (745,873)
                                                                                      -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments .....................................................................     (5,309,782)         (2,103)    (25,425,154)
   Short positions .................................................................             --          28,022              --
   Written option contracts expired or closed ......................................             --         (15,014)         34,121
   Futures .........................................................................     (3,096,351)         44,473     (21,385,393)
                                                                                      -------------   -------------   -------------
                                                                                         (8,406,133)         55,378     (46,776,426)
                                                                                      -------------   -------------   -------------

Change in unrealized appreciation (depreciation) on:
   Investments .....................................................................     (3,107,176)          7,070     (71,426,630)
   Short positions .................................................................             --         105,558              --
   Written options .................................................................             --            (175)       (202,668)
   Futures .........................................................................     (1,523,855)         82,541      (4,266,056)
                                                                                      -------------   -------------   -------------
                                                                                         (4,631,031)        194,994     (75,895,354)
                                                                                      -------------   -------------   -------------
      Net realized and unrealized gain (loss) on investments .......................    (13,037,164)        250,372    (122,671,780)
                                                                                      -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................................................  $ (13,076,846)  $     279,949   $(123,417,653)
                                                                                      =============   =============   =============

                     See notes to the financial statements.

                       STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2001

FUNDS                                                                            OTC/SHORT      SMALL CAP PLUS    SMALL CAP/SHORT
                                                                                    FUND             FUND               FUND
                                                                                ------------     ------------       ------------
INVESTMENT INCOME:
Dividend income ..............................................................  $         --     $    102,588       $         --
Interest income ..............................................................       137,860          629,273            106,952
                                                                                ------------     ------------       ------------
      Total investment income ................................................       137,860          731,861            106,952
                                                                                ------------     ------------       ------------

EXPENSES:
Investment advisory fees .....................................................        27,371          133,366             17,870
Distribution expenses - Investor Class .......................................            --            3,082                 --
Distribution expenses - Advisor Class ........................................            --            6,377                 --
Distribution expense - Broker Class ..........................................            --           39,008                 --
Administration fees ..........................................................         5,451           20,972              4,409
Shareholder servicing fees ...................................................         2,739           15,795              1,788
Fund accounting fees .........................................................         5,108           18,940              4,187
Custody fees .................................................................         1,069            6,320                692
Federal and state registration ...............................................        13,094           32,574              7,972
Professional fees ............................................................         4,952           16,077              4,061
Amortization of organizational expenses ......................................         1,548               --                 --
Reports to shareholders ......................................................         2,605           15,424              1,685
Directors' fees and expenses .................................................           241            1,428                156
Other ........................................................................           287            1,697                185
                                                                                ------------     ------------       ------------
      Total expenses before waiver and reimbursement of
         expenses and dividends on short positions ...........................        64,465          311,060             43,005
      Less: Waiver of expenses and reimbursement from Advisor ................       (14,285)         (10,376)           (10,243)
                                                                                ------------     ------------       ------------
      Net expenses before dividends on short positions .......................        50,180          300,684             32,762
      Dividends on short positions ...........................................           733               --                585
                                                                                ------------     ------------       ------------
      Total expenses .........................................................        50,913          300,684             33,347
                                                                                ------------     ------------       ------------
NET INVESTMENT INCOME (LOSS) .................................................        86,947          431,177             73,605
                                                                                ------------     ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ...............................................................            --       (4,028,031)           (50,930)
   Short positions ...........................................................     1,162,391               --              2,109
   Written option contracts expired or closed ................................            --           (3,420)           (20,363)
   Futures ...................................................................       595,420       (4,818,163)           370,547
                                                                                ------------     ------------       ------------
                                                                                   1,757,811       (8,849,614)           301,363
                                                                                ------------     ------------       ------------
Change in unrealized appreciation (depreciation) on:
   Investments ...............................................................           373         (150,251)                 5
   Short positions ...........................................................       646,694               --                 --
   Written options ...........................................................            --          (26,824)                --
   Futures ...................................................................       578,468       (1,087,621)            19,587
                                                                                ------------     ------------       ------------
                                                                                   1,225,535       (1,264,696)            19,592
                                                                                ------------     ------------       ------------
      Net realized and unrealized gain (loss) on investments .................     2,983,346      (10,114,310)           320,955
                                                                                ------------     ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............  $  3,070,293     $ (9,683,133)      $    394,560
                                                                                ============     ============       ============

                     See notes to the financial statements.

                       STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2001

                                                                                                                    U.S. GOVERNMENT
POTOMAC FUNDS                                                        INTERNET PLUS   INTERNET/SHORT   DOW 30 PLUS     MONEY MARKET
                                                                         FUND             FUND            FUND            FUND
                                                                     -------------   --------------   -----------   ---------------
INVESTMENT INCOME:
Dividend income ...................................................   $        --     $        --     $    93,449     $        --
Interest income ...................................................         9,346          38,029          27,393       2,855,765
                                                                      -----------     -----------     -----------     -----------
      Total investment income .....................................         9,346          38,029         120,842       2,855,765
                                                                      -----------     -----------     -----------     -----------

EXPENSES:
Investment advisory fees ..........................................        14,759           8,530          49,867         227,944
Distribution expenses - Advisor Class .............................         7,088              --           8,893          45,752
Distribution expense - Broker Class ...............................            --              --              43          29,000
Administration fees ...............................................         4,909           3,440           9,990          48,165
Shareholder servicing fees ........................................         1,724             839           5,922          40,866
Fund accounting fees ..............................................         4,687           3,330           9,235          42,969
Custody fees ......................................................           692             337           2,350          16,159
Federal and state registration ....................................        18,028           5,409          16,110          37,342
Licensing fees ....................................................         4,959              --           8,678            --
Professional fees .................................................         3,834           3,251           7,713          39,343
Amortization of organizational expenses ...........................            --              --              --           1,548
Reports to shareholders ...........................................         1,685             829           5,729          39,428
Directors' fees and expenses ......................................           156              77             530           3,650
Excise Taxes ......................................................            --           1,608              --              --
Other .............................................................           185              91             630           4,338
                                                                      -----------     -----------     -----------     -----------
      Total expenses before waiver and reimbursement of
         expenses and dividends on short positions ................        62,706          27,741         125,690         576,504
      Less: Waiver of expenses and reimbursement from
         Advisor ..................................................       (26,101)        (12,103)        (17,020)        (45,864)
                                                                      -----------     -----------     -----------     -----------
      Net expenses before dividends on short positions ............        36,605          15,638         108,670         530,640
      Dividends on short positions ................................            --              --              --              --
                                                                      -----------     -----------     -----------     -----------
      Total expenses ..............................................        36,605          15,638         108,670         530,640
                                                                      -----------     -----------     -----------     -----------
NET INVESTMENT INCOME (LOSS) ......................................       (27,259)         22,391          12,172       2,325,125
                                                                      -----------     -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ....................................................    (1,947,899)        274,278      (1,062,495)             --
   Short positions ................................................           149         374,761              --              --
   Written option contracts expired or closed .....................      (443,841)         (1,347)             --              --
   Futures ........................................................           473              --        (350,916)             --
                                                                      -----------     -----------     -----------     -----------
                                                                       (2,391,118)        647,692      (1,413,411)             --
                                                                      -----------     -----------     -----------     -----------

Change in unrealized appreciation (depreciation) on:
   Investments ....................................................    (2,214,065)         17,441         (38,807)             --
   Short positions ................................................            --       1,489,554              --              --
   Written options ................................................       (68,304)            150              --              --
   Futures ........................................................            --              --        (159,657)             --
                                                                      -----------     -----------     -----------     -----------
                                                                       (2,282,369)      1,507,145        (198,464)             --
                                                                      -----------     -----------     -----------     -----------
      Net realized and unrealized gain (loss) on investments ......    (4,673,487)      2,154,837      (1,611,875)             --
                                                                      -----------     -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .....................................................   $(4,700,746)    $ 2,177,228     $(1,599,703)    $ 2,325,125
                                                                      ===========     ===========     ===========     ===========

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                FEBRUARY 28, 2001

POTOMAC FUNDS                                                            U.S. PLUS FUND                     U.S./SHORT FUND
                                                              ----------------------------------  ----------------------------------
                                                               SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                              FEBRUARY 28, 2001    YEAR ENDED     FEBRUARY 28, 2001     YEAR ENDED
                                                                 (UNAUDITED)     AUGUST 31, 2000     (UNAUDITED)     AUGUST 31, 2000
                                                              -----------------  ---------------  -----------------  ---------------
OPERATIONS:
Net investment income (loss) ................................   $     (39,682)    $       9,318     $      29,577     $      81,454
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures ..............................................      (8,406,133)       (5,207,970)           55,378        (1,787,523)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures ..............................................      (4,631,031)        2,280,497           194,994           (66,365)
                                                                -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets
         resulting from operations ..........................     (13,076,846)       (2,918,155)          279,949        (1,772,434)
                                                                -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income .......................................                                             (84,163)
Net realized gains ..........................................                                                  --
                                                                                                    -------------
      Total distributions ...................................                                             (84,163)
                                                                                                    -------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ...................................     313,751,136       924,006,934        15,059,474       149,560,734
Proceeds from shares issued to holders
   in reinvestment of dividends .............................              --                --            82,556                --
Cost of shares redeemed .....................................    (322,894,274)     (882,385,805)      (14,875,451)     (150,381,382)
                                                                -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ....................      (9,143,138)       41,621,129           266,579          (820,648)
                                                                -------------     -------------     -------------     -------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ...................................       5,285,423        29,968,353                          21,469,413
Proceeds from shares issued to holders
   in reinvestment of dividends .............................              --                --                                  --
Cost of shares redeemed .....................................      (5,282,910)      (29,761,027)                        (21,305,043)
                                                                -------------     -------------                       -------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ....................           2,513           207,326                             164,370
                                                                -------------     -------------                       -------------

CAPITAL SHARE TRANSACTIONS - BROKER CLASS:

Proceeds from shares sold ...................................       1,047,663            82,499
Proceeds from shares issued to holders
   in reinvestment of dividends .............................              --                --
Cost of shares redeemed .....................................        (455,280)               --
                                                                -------------     -------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ....................         592,383            82,499
                                                                -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................     (21,625,088)       38,992,799           462,365        (2,428,712)
                                                                -------------     -------------     -------------     -------------

NET ASSETS:
Beginning of period .........................................      55,465,668        16,472,869         1,964,139         4,392,851
                                                                -------------     -------------     -------------     -------------
End of period ...............................................   $  33,840,580     $  55,465,668     $   2,426,504     $   1,964,139
                                                                =============     =============     =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD ...   $     (39,682)    $          --     $      29,121     $      83,707
                                                                -------------     -------------     -------------     -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                FEBRUARY 28, 2001

POTOMAC FUNDS                                                           OTC PLUS FUND                     OTC/SHORT FUND
                                                             ----------------------------------  -----------------------------------
                                                             SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                             FEBRUARY 28, 2001    YEAR ENDED     FEBRUARY 28, 2001     YEAR ENDED
                                                                (UNAUDITED)     AUGUST 31, 2000     (UNAUDITED)     AUGUST 31, 2000
                                                             -----------------  ---------------  -----------------  ----------------
OPERATIONS:
Net investment income (loss) ............................... $      (745,873)   $    (2,298,651)  $        86,947   $       161,313
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures .............................................     (46,776,426)           (67,217)        1,757,811       (10,953,349)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures .............................................     (75,895,354)        63,903,430         1,225,535           204,221
                                                             ---------------    ---------------   ---------------   ---------------
      Net increase (decrease) in net assets
         resulting from operations .........................    (123,417,653)        61,537,562         3,070,293       (10,587,815)
                                                             ---------------    ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ......................................                                 --          (196,488)          (33,575)
Net realized gains .........................................                           (155,985)               --                --
                                                                                ---------------   ---------------   ---------------
      Total distributions ..................................                           (155,985)         (196,488)          (33,575)
                                                                                ---------------   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ..................................     424,071,592      1,027,825,029        50,670,621       201,612,448
Proceeds from shares issued to holders
   in reinvestment of dividends ............................              --            152,518           191,997            31,408
Cost of shares redeemed ....................................    (436,047,029)      (982,187,829)      (49,894,513)     (199,351,962)
                                                             ---------------    ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................     (11,975,437)        45,789,718           968,105         2,291,894
                                                             ---------------    ---------------   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ..................................      21,197,520         48,379,447                          17,480,896
Proceeds from shares issued to holders
   in reinvestment of dividends ............................              --                 --                                  --
Cost of shares redeemed ....................................     (21,764,557)       (45,994,741)                        (16,870,446)
                                                             ---------------    ---------------                     ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................        (567,037)         2,384,706                             610,450
                                                             ---------------    ---------------                     ---------------

CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold ..................................         850,798             10,699
Proceeds from shares issued to holders
   in reinvestment of dividends ............................              --                 --
Cost of shares redeemed ....................................        (140,210)                --
                                                             ---------------    ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................         710,588             10,699
                                                             ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....................    (135,249,539)       109,566,700         3,841,910        (7,719,046)
                                                             ---------------    ---------------   ---------------   ---------------

NET ASSETS:
Beginning of period ........................................     186,249,087         76,682,387         3,144,405        10,863,451
                                                             ---------------    ---------------   ---------------   ---------------
End of period .............................................. $    50,999,548    $   186,249,087   $     6,986,315   $     3,144,405
                                                             ===============    ===============   ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD .. $      (745,873)   $            --   $        21,290   $       130,831
                                                             ---------------    ---------------   ---------------   ---------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                FEBRUARY 28, 2001

POTOMAC FUNDS                                                   SMALL CAP PLUS FUND                 SMALL CAP/SHORT FUND
                                                       -----------------------------------  ----------------------------------------
                                                       SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                       FEBRUARY 28, 2001      YEAR ENDED    FEBRUARY 28, 2001   DECEMBER 21, 1999(1)
                                                         (UNAUDITED)       AUGUST 31, 2000     (UNAUDITED)      TO AUGUST 31, 2000
                                                       -----------------   ---------------  -----------------   --------------------
OPERATIONS:
Net investment income (loss) ......................... $       431,177     $       510,414   $        73,605     $       190,566
Net realized gain (loss) on investments sold,
   securities sold short, written option
   contracts expired or closed and futures ...........      (8,849,614)         (5,783,962)          301,363          (1,555,743)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written
   options and futures ...............................      (1,264,696)          1,983,564            19,592                  (5)
                                                       ---------------     ---------------   ---------------     ---------------
      Net increase (decrease) in net assets
         resulting from operations ...................      (9,683,133)         (3,289,984)          394,560          (1,365,182)
                                                       ---------------     ---------------   ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ................................                            (314,208)         (259,607)
Net realized gains ...................................                                  --                --
                                                                           ---------------   ---------------
      Total distributions ............................                            (314,208)         (259,607)
                                                                           ---------------   ---------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ............................     504,149,159       1,320,815,664        83,304,526         339,075,919
Proceeds from shares issued to holders
   in reinvestment of dividends ......................              --             310,224           254,596                  --
Cost of shares redeemed ..............................    (519,068,836)     (1,290,715,173)      (83,015,899)       (337,673,768)
                                                       ---------------     ---------------   ---------------     ---------------
      Net increase (decrease) in net assets
         resulting from capital share transactions ...     (14,919,677)         30,410,715           543,223           1,402,151
                                                       ---------------     ---------------   ---------------     ---------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ............................      55,418,705          39,297,059
Proceeds from shares issued to holders
   in reinvestment of dividends ......................              --                  --
Cost of shares redeemed ..............................     (57,896,762)        (36,357,896)
                                                       ---------------     ---------------
      Net increase (decrease) in net assets
         resulting from capital share
         transactions ................................      (2,478,057)          2,939,163
                                                       ---------------     ---------------

CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold ............................     211,181,376          78,100,405
Proceeds from shares issued to holders
   in reinvestment of dividends ......................              --                  --
Cost of shares redeemed ..............................    (222,244,541)        (65,978,375)
                                                       ---------------     ---------------
      Net increase (decrease) in net assets
         resulting from capital share
         transactions ................................     (11,063,165)         12,122,030
                                                       ---------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............     (38,144,032)         41,867,716           678,176              36,969
                                                       ---------------     ---------------   ---------------     ---------------

NET ASSETS:
Beginning of period ..................................      48,901,338           7,033,622            36,969                  --
                                                       ---------------     ---------------   ---------------     ---------------
End of period ........................................ $    10,757,306     $    48,901,338   $       715,145     $        36,969
                                                       ===============     ===============   ===============     ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS),
   END OF PERIOD ..................................... $       431,177     $            --   $         4,577     $       190,579
                                                       ---------------     ---------------   ---------------     ---------------

(1) COMMENCEMENT OF OPERATIONS.


                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                FEBRUARY 28, 2001

POTOMAC FUNDS                                                                  INTERNET PLUS FUND
                                                                     ---------------------------------------
                                                                     SIX MONTHS ENDED
                                                                     FEBRUARY 28, 2001    DECEMBER 2, 1999(1)
                                                                        (UNAUDITED)       TO AUGUST 31, 2000
                                                                     -----------------    ------------------
OPERATIONS:
Net investment income (loss) .......................................  $     (27,259)        $    (132,244)
Net realized gain (loss) on investments sold, securities sold short, written option contracts expired or closed
   and futures .....................................................     (2,391,118)           (3,819,543)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures .....................................................     (2,282,369)            2,290,480
                                                                      -------------         -------------
      Net increase (decrease) in net assets
         resulting from operations .................................     (4,700,746)           (1,661,307)
                                                                      -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ..............................................
Net realized gains .................................................

      Total distributions ..........................................


CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ..........................................     54,162,315           305,902,586
Proceeds from shares issued to holders
   in reinvestment of dividends ....................................             --                    --
Cost of shares redeemed ............................................    (58,532,459)         (296,660,685)
                                                                      -------------         -------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...........................     (4,370,144)            9,241,901
                                                                      -------------         -------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ..........................................     81,106,962            71,544,819
Proceeds from shares issued to holders
   in reinvestment of dividends ....................................             --                    --
Cost of shares redeemed ............................................    (84,920,984)          (65,688,130)
                                                                      -------------         -------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...........................     (3,814,022)            5,856,689
                                                                      -------------         -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (12,884,912)           13,437,283
                                                                      -------------         -------------

NET ASSETS:
Beginning of period ................................................     13,437,283                    --
                                                                      -------------         -------------
End of period ......................................................  $     552,371         $  13,437,283
                                                                      =============         =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD ..........  $     (27,259)        $          --
                                                                      -------------         -------------


POTOMAC FUNDS                                                                 INTERNET/SHORT FUND
                                                                     -----------------------------------------
                                                                     SIX MONTHS ENDED
                                                                     FEBRUARY 28, 2001    DECEMBER 21, 1999(1)
                                                                        (UNAUDITED)       TO AUGUST 31, 2000
                                                                     -----------------    --------------------
OPERATIONS:
Net investment income (loss) .......................................   $      22,391         $    (173,468)
Net realized gain (loss) on investments sold, securities sold short, written option contracts expired or closed
   and futures .....................................................         647,692            (2,445,006)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures .....................................................       1,507,145               (14,784)
                                                                       -------------         -------------
      Net increase (decrease) in net assets
         resulting from operations .................................       2,177,228            (2,633,258)
                                                                       -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ..............................................              --
Net realized gains .................................................        (326,205)
                                                                       -------------
      Total distributions ..........................................        (326,205)
                                                                       -------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ..........................................       7,591,096            75,167,346
Proceeds from shares issued to holders
   in reinvestment of dividends ....................................         142,854                    --
Cost of shares redeemed ............................................      (5,356,315)          (71,553,554)
                                                                       -------------         -------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...........................       2,377,635             3,613,792
                                                                       -------------         -------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ..........................................
Proceeds from shares issued to holders
   in reinvestment of dividends ....................................
Cost of shares redeemed ............................................

      Net increase (decrease) in net assets resulting
         from capital share transactions ...........................

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................       4,228,658               980,534
                                                                       -------------         -------------

NET ASSETS:
Beginning of period ................................................         980,534                    --
                                                                       -------------         -------------
End of period ......................................................   $   5,209,192         $     980,534
                                                                       =============         =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD ..........   $      22,391         $          --
                                                                       -------------         -------------

(1) COMMENCEMENT OF OPERATIONS.


                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                FEBRUARY 28, 2001

POTOMAC FUNDS
                                                                         DOW 30 PLUS FUND
                                                              ---------------------------------------
                                                              SIX MONTHS ENDED
                                                              FEBRUARY 28, 2001   DECEMBER 2, 1999(1)
                                                                (UNAUDITED)       TO AUGUST 31, 2000
                                                              -----------------   -------------------
OPERATIONS:
Net investment income (loss) ...............................   $        12,172      $        16,122
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures .............................................        (1,413,411)          (3,837,319)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures .............................................          (198,464)           1,025,152
                                                               ---------------      ---------------
      Net increase (decrease) in net assets
         resulting from operations .........................        (1,599,703)          (2,796,045)
                                                               ---------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ......................................
Net realized gains .........................................

      Total distributions ..................................


DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income ......................................
Net realized gains .........................................

      Total distributions ..................................


DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income ......................................
Net realized gains .........................................

      Total distributions ..................................


CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ..................................       152,555,197          285,899,162
Proceeds from shares issued to holders
   in reinvestment of dividends ............................                --                   --
Cost of shares redeemed ....................................      (157,794,069)        (264,593,075)
                                                               ---------------      ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................        (5,238,872)          21,306,087
                                                               ---------------      ---------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ..................................         9,211,768              224,048
Proceeds from shares issued to holders
   in reinvestment of dividends ............................                --                   --
Cost of shares redeemed ....................................        (9,275,687)            (138,394)
                                                               ---------------      ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................           (63,919)              85,654
                                                               ---------------      ---------------

CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold ..................................            64,969                5,000
Proceeds from shares issued to holders
   in reinvestment of dividends ............................                --                   --
Cost of shares redeemed ....................................           (33,902)                  --
                                                               ---------------      ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................            31,067                5,000
                                                               ---------------      ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....................        (6,871,427)          18,600,696
                                                               ---------------      ---------------

NET ASSETS:
Beginning of period ........................................        18,600,696                   --
                                                               ---------------      ---------------
End of period ..............................................   $    11,729,269      $    18,600,696
                                                               ===============      ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD ..   $        12,172      $            --
                                                               ---------------      ---------------


POTOMAC FUNDS                                                        U.S. GOVERNMENT MONEY
                                                                          MARKET FUND
                                                              ------------------------------------
                                                              SIX MONTHS ENDED
                                                              FEBRUARY 28, 2001      YEAR ENDED
                                                                 (UNAUDITED)       AUGUST 31, 2000
                                                              -----------------    ---------------
OPERATIONS:
Net investment income (loss) ...............................   $     2,325,125     $     2,485,625
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures .............................................                --                  --
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures .............................................                --                  --
                                                               ---------------     ---------------
      Net increase (decrease) in net assets
         resulting from operations .........................         2,325,125           2,485,625
                                                               ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ......................................        (2,009,566)         (2,374,800)
Net realized gains .........................................                --                  --
                                                               ---------------     ---------------
      Total distributions ..................................        (2,009,566)         (2,374,800)
                                                               ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income ......................................          (193,145)            (76,288)
Net realized gains .........................................                --                  --
                                                               ---------------     ---------------
      Total distributions ..................................          (193,145)            (76,288)
                                                               ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income ......................................          (122,414)            (34,537)
Net realized gains .........................................                --                  --
                                                               ---------------     ---------------
      Total distributions ..................................          (122,414)            (34,537)
                                                               ---------------     ---------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ..................................     1,194,932,869       2,422,593,640
Proceeds from shares issued to holders
   in reinvestment of dividends ............................         1,555,335           1,505,343
Cost of shares redeemed ....................................    (1,117,128,295)     (2,457,919,572)
                                                               ---------------     ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................        79,359,909         (33,820,589)
                                                               ---------------     ---------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ..................................       190,899,935         158,560,076
Proceeds from shares issued to holders
   in reinvestment of dividends ............................            86,002              42,209
Cost of shares redeemed ....................................      (171,590,382)       (157,923,367)
                                                               ---------------     ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................        19,395,555             678,918
                                                               ---------------     ---------------

CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold ..................................       226,939,583          79,208,018
Proceeds from shares issued to holders
   in reinvestment of dividends ............................            88,695              24,827
Cost of shares redeemed ....................................      (212,876,148)        (78,522,388)
                                                               ---------------     ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...................        14,152,130             710,457
                                                               ---------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....................       112,907,594         (32,431,214)
                                                               ---------------     ---------------

NET ASSETS:
Beginning of period ........................................        17,791,519          50,222,733
                                                               ---------------     ---------------
End of period ..............................................   $   130,699,113     $    17,791,519
                                                               ===============     ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD ..   $         6,445     $         6,445
                                                               ---------------     ---------------


(1) COMMENCEMENT OF OPERATIONS.


                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS


                                                                          U.S. PLUS FUND
                                              -----------------------------------------------------------------------------
                                                                          INVESTOR CLASS
                                              -----------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001       YEAR ENDED         YEAR ENDED       OCTOBER 20, 1997(1)
                                                 (UNAUDITED)        AUGUST 31, 2000    AUGUST 31, 1999   TO AUGUST 31, 1998
                                              -----------------     ---------------    ---------------   ------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $     17.00          $     14.56        $      9.76           $  10.00
                                                 -----------          -----------        -----------           --------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........             (0.02)                0.01               0.31               0.36
Net realized and unrealized gain (loss)
   on investments(6) .....................             (4.89)                2.43               4.59              (0.58)
                                                 -----------          -----------        -----------           --------
     Total from investment operations ....             (4.91)                2.44               4.90              (0.22)
                                                 -----------          -----------        -----------           --------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                   --                 --              (0.02)
Distributions from realized gains ........                --                   --              (0.10)                --
                                                 -----------          -----------        -----------           --------
     Total distributions .................                --                   --              (0.10)             (0.02)
                                                 -----------          -----------        -----------           --------
NET ASSET VALUE, END OF PERIOD ...........       $     12.09          $     17.00        $     14.56           $   9.76
                                                 ===========          ===========        ===========           ========
TOTAL RETURN .............................            (28.88%)(2)           16.76%             50.38%             (2.23%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $33,200,805          $55,311,201        $16,472,869           $466,997
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              1.53%(3)             1.50%(7)           1.52%              2.52%(3)
   After expense reimbursement ...........              1.50%(3)             1.50%(7)           1.50%              1.50%(3)
Ratio of net investment income (loss)
  to average net assets:
  Before expense reimbursement ...........             (0.32%)(3)            0.05%(7)           2.32%              2.68%(3)
   After expense reimbursement ...........             (0.29%)(3)            0.05%(7)           2.34%              3.70%(3)
Portfolio turnover rate(5) ...............               694%               2,010%                 0%                 0%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.05%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                          U.S. PLUS FUND
                                              ------------------------------------------------------------------------------
                                                         ADVISOR CLASS                             BROKER CLASS
                                              -------------------------------------   --------------------------------------
                                              SIX MONTHS ENDED                        SIX MONTHS ENDED
                                              FEBRUARY 28, 2001    MARCH 22, 2000(1)  FEBRUARY 28, 2001   AUGUST 22, 2000(1)
                                                 (UNAUDITED)      TO AUGUST 31, 2000     (UNAUDITED)     TO AUGUST 31, 2000
                                              -----------------   ------------------  -----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $     16.95          $     16.97        $     16.95           $  16.69
                                                 -----------          -----------        -----------           --------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........             (0.09)               (0.11)             (0.09)             (0.01)
Net realized and unrealized gain (loss)
   on investments(6) .....................             (4.85)                0.09              (4.84)              0.27
                                                 -----------          -----------        -----------           --------
     Total from investment operations ....             (4.94)               (0.02)             (4.93)              0.26
                                                 -----------          -----------        -----------           --------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                   --                 --                 --
Distributions from realized gains ........                --                   --                 --                 --
                                                 -----------          -----------        -----------           --------
     Total distributions .................                --                   --                 --                 --
                                                 -----------          -----------        -----------           --------
NET ASSET VALUE, END OF PERIOD ...........       $     12.01          $     16.95        $     12.02           $  16.95
                                                 ===========          ===========        ===========           ========
TOTAL RETURN .............................            (29.14%)(2)          (0.12%)(2)         (29.09%)(2)          1.56%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $    34,557          $    70,718        $   605,218           $ 83,749
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              2.53%(3)             2.50%(3,7)         2.53%(3)           2.50%(3,7)
   After expense reimbursement ...........              2.50%(3)             2.50%(3,7)         2.50%(3)           2.50%(3,7)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........             (1.32%)(3)           (1.64%)(3,7)       (1.32%)(3)         (2.47%)(3,7)
   After expense reimbursement ...........             (1.29%)(3)           (1.64%)(3,7)       (1.29%)(3)         (2.47%)(3,7)
Portfolio turnover rate(5)                               694%               2,010%               694%             2,010%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.05%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                     U.S./SHORT FUND(7)
                                              ----------------------------------------------------------------------------
                                                                       INVESTOR CLASS
                                              ----------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001      YEAR ENDED          YEAR ENDED      NOVEMBER 7, 1997(1)
                                                 (UNAUDITED)       AUGUST 31, 2000     AUGUST 31, 1999  TO AUGUST 31, 1998
                                              -----------------    ---------------     ---------------  ------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $     29.33          $     34.39        $     47.30         $    50.00
                                                 -----------          -----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........              0.47(10)             0.70(10)           1.05               1.15
Net realized and unrealized gain (loss)
   on investments(6) .....................              6.02                (5.76)            (13.91)             (3.85)
                                                 -----------          -----------        -----------         ----------
     Total from investment operations ....              6.49                (5.06)            (12.86)             (2.70)
                                                 -----------          -----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....             (1.27)                  --                 --                 --
Distributions from realized gains ........                --                   --              (0.05)                --
                                                 -----------          -----------        -----------         ----------
     Total distributions .................             (1.27)                  --              (0.05)                --
                                                 -----------          -----------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ...........       $     34.55          $     29.33        $     34.39         $    47.30
                                                 ===========          ===========        ===========         ==========
TOTAL RETURN .............................             22.33%(2)           (14.71%)           (26.77%)            (5.40%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $ 2,426,504          $ 1,964,139        $ 4,392,851         $7,768,652
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              3.71%(3)             2.28%              1.90%              5.29%(3)
   After expense reimbursement ...........              1.65%(3,8)           1.62%(8)           1.64%              1.57%(3)
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement ..........              0.89%(3)             1.46%              2.23%             (0.46%)(3)
   After expense reimbursement ...........              2.95%(3,9)           2.12%(9)           2.49%              3.26%(3)
Portfolio turnover rate(5) ...............               638%                 781%                 0%                 0%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS
    OF FUND SHARES.
(7) THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.
(8) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY
    28, 2001 AND FOR THE YEAR ENDED AUGUST 31, 2000 WAS 2.17% AND 2.05%, RESPECTIVELY.
(9) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 AND FOR THE YEAR ENDED AUGUST 31, 2000 WAS 3.47% AND 2.55%, RESPECTIVELY.
(10)NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 AND FOR THE YEAR ENDED AUGUST 31, 2000 WAS $0.55
    AND $0.84, RESPECTIVELY.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                           OTC PLUS FUND
                                              -----------------------------------------------------------------------------
                                                                          INVESTOR CLASS
                                              -----------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001       YEAR ENDED         YEAR ENDED     OCTOBER 20, 1997(1)
                                                 (UNAUDITED)        AUGUST 31, 2000   AUGUST 31, 1999   TO AUGUST 31, 1998
                                              -----------------     ---------------   ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $     44.13         $      24.60        $     10.41         $    10.00
                                                 -----------         ------------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........             (0.18)               (0.49)             (0.23)             (0.11)
Net realized and unrealized gain (loss)
   on investments(6) .....................            (27.28)               20.05              14.48               0.52
                                                 -----------         ------------        -----------         ----------
     Total from investment operations ....            (27.46)               19.56              14.25               0.41
                                                 -----------         ------------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                   --                 --                 --
Distributions from realized gains ........                --                (0.03)             (0.06)                --
                                                 -----------         ------------        -----------         ----------
     Total distributions .................                --                (0.03)             (0.06)                --
                                                 -----------         ------------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ...........       $     16.67         $      44.13        $     24.60         $    10.41
                                                 ===========         ============        ===========         ==========
TOTAL RETURN .............................            (62.23%)(2)           79.54%            137.18%              4.10%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $50,417,318         $184,751,134        $76,682,387         $7,680,546
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              1.50%(3)             1.50%(7)           1.50%              3.21%(3)
   After expense reimbursement ...........              1.50%(3)             1.50%(7)           1.50%              1.50%(3)
Ratio of net investment income
  (loss) to average net assets:
   Before expense reimbursement ..........             (1.28%)(3)          (1.26%)(7)          (1.16%)            (2.84%)(3)
   After expense reimbursement ...........             (1.28%)(3)          (1.26%)(7)          (1.16%)            (1.13%)(3)
Portfolio turnover rate(5) ...............               214%                378%              1,000%             2,325%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.08%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                           OTC PLUS FUND
                                              ------------------------------------------------------------------------------
                                                         ADVISOR CLASS                             BROKER CLASS
                                              --------------------------------------   -------------------------------------
                                              SIX MONTHS ENDED                         SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  FEBRUARY 24, 2000(1)  FEBRUARY 28, 2001  AUGUST 22, 2000(1)
                                                 (UNAUDITED)      TO AUGUST 31, 2000     (UNAUDITED)      TO AUGUST 31, 2000
                                              -----------------  --------------------  -----------------  ------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $     44.07          $     47.64        $     44.07         $    40.81
                                                 -----------          -----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........             (0.26)               (0.36)             (0.23)             (0.02)
Net realized and unrealized gain (loss)
   on investments(6) .....................            (27.17)               (3.21)            (27.20)              3.28
                                                 -----------          -----------        -----------         ----------
     Total from investment operations ....            (27.43)               (3.57)            (27.43)              3.26
                                                 -----------          -----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                   --                 --                 --
Distributions from realized gains ........                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
     Total distributions .................                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ...........       $     16.64          $     44.07        $     16.64         $    44.07
                                                 ===========          ===========        ===========         ==========
TOTAL RETURN .............................            (62.24%)(2)           (7.49%)(2)        (62.24%)(2)          7.99%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $   134,419          $ 1,486,399        $   447,811         $   11,554
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              2.29%(3)             2.30%(3,7)         2.29%(3)           2.30%(3,7)
   After expense reimbursement ...........              2.08%(3)             2.13%(3,7)         2.16%(3)           2.00%(3,7)
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement ..........             (2.06%)(3)           (2.01%)(3,7)       (2.06%)(3)         (2.05%)(3,7)
   After expense reimbursement ...........             (1.85%)(3)           (1.84%)(3,7)       (1.93%)(3)         (1.75%)(3,7)
Portfolio turnover rate(5) ...............               214%                 378%               214%               378%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN
    OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.08%.


                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                          OTC/SHORT FUND(10)
                                              -----------------------------------------------------------------------------
                                                                            INVESTOR CLASS
                                              -----------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001      YEAR ENDED         YEAR ENDED      OCTOBER 16, 1997(1)
                                                 (UNAUDITED)       AUGUST 31, 2000    AUGUST 31, 1999   TO AUGUST 31, 1998
                                              -----------------    ---------------    ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $      8.31          $     17.06        $     41.90        $     50.00
                                                 -----------          -----------        -----------        -----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........              0.15(9)              0.23               0.39(9)            0.45(9)
Net realized and unrealized gain (loss)
   on investments(6) .....................              6.17                (8.90)            (25.22)             (8.55)
                                                 -----------          -----------        -----------        -----------
     Total from investment operations ....              6.32                (8.67)            (24.83)             (8.10)
                                                 -----------          -----------        -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....             (0.27)               (0.08)                --                 --
Distributions from realized gains ........                --                   --              (0.01)                --
                                                 -----------          -----------        -----------        -----------
     Total distributions .................             (0.27)               (0.08)             (0.01)                --
                                                 -----------          -----------        -----------        -----------
NET ASSET VALUE, END OF PERIOD ...........       $     14.36          $      8.31        $     17.06        $     41.90
                                                 ===========          ===========        ===========        ===========
TOTAL RETURN .............................             76.52%(2)           (50.96%)           (59.25%)           (16.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $ 6,986,315          $ 3,144,405        $10,863,451        $19,168,538
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              2.12%(3)             1.71%              1.87%              3.70%(3)
   After expense reimbursement ...........              1.65%(3,7)           1.65%              1.65%(7)           1.64%(3,7)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........              2.39%(3)             1.98%              1.47%             (0.74%)3
   After expense reimbursement ...........              2.86%(3,8)           2.04%              1.69%(8)           1.32%(3,8)
Portfolio turnover rate(5) ...............               262%               1,225%             3,049%             3,346%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY
    28, 2001, YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.67%, 1.74% AND 1.78%, RESPECTIVELY.
(8) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001, YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 2.88%, 1.78% AND 1.46%, RESPECTIVELY.
(9) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001, YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS $0.15, $0.41 AND $0.50, RESPECTIVELY.
(10)THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                                 SMALL CAP PLUS FUND
                                          -----------------------------------------------------------------------------------------
                                                           INVESTOR CLASS                                    ADVISOR CLASS
                                          ---------------------------------------------------  ------------------------------------
                                                                                               SIX MONTHS ENDED
                                           SIX MONTHS ENDED    YEAR ENDED                         FEBRUARY 28,
                                          FEBRUARY 28, 2001    AUGUST 31,   FEBRUARY 22, 1999(1)      2001       FEBRUARY 9, 2000(1)
                                              (UNAUDITED)         2000      TO AUGUST 31, 1999    (UNAUDITED)    TO AUGUST 31, 2000
                                          ----------------- --------------- ------------------ ----------------- ------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................   $     12.58       $     11.10      $     10.00       $    12.56       $    14.26
                                             -----------       -----------      -----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........          0.15              0.19             0.18             0.11             0.02
Net realized and unrealized gain
   (loss) on investments(6) ..............         (1.71)             1.42             0.92           (1.69)            (1.72)
                                             -----------       -----------      -----------       ----------       ----------
     Total from investment
       operations ........................         (1.56)             1.61             1.10            (1.58)           (1.70)
                                             -----------       -----------      -----------       ----------       ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....            --             (0.13)              --               --               --
Distributions from realized gains ........            --                --               --               --               --
                                             -----------       -----------      -----------       ----------       ----------
     Total distributions .................            --             (0.13)              --               --               --
                                             -----------       -----------      -----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD ...........   $     11.02       $     12.58      $     11.10       $    10.98       $    12.56
                                             ===========       ===========      ===========       ==========       ==========
TOTAL RETURN .............................        (12.40%)(2)        14.50%           11.00%(2)       (12.58%)(2)      (11.92%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................   $10,737,194       $34,065,099      $ 7,033,622       $   18,655       $2,801,317
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ..........          1.50%(3)          1.50%(7)         1.50%(3)         2.48%(3)         2.36%(3,7)
   After expense reimbursement ...........          1.50%(3)          1.50%(7)         1.50%(3)         2.25%(3)         2.35%(3,7)
Ratio of net investment income
   (loss) to average net assets:
   Before expense reimbursement ..........          2.62%(3)          1.55%(7)         3.03%(3)         1.64%(3)         0.24%(3,7)
   After expense reimbursement ...........          2.62%(3)          1.55%(7)         3.03%(3)         1.87%(3)         0.25%(3,7)
Portfolio turnover rate(5) ...............           281%            3,390%               0%             281%           3,390%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                     SMALL CAP PLUS FUND                SMALL CAP/SHORT FUND
                                              --------------------------------------  --------------------------------------
                                                        BROKER CLASS                       INVESTOR CLASS
                                              --------------------------------------  --------------------------------------
                                              SIX MONTHS ENDED                        SIX MONTHS ENDED
                                              FEBRUARY 28, 2001    MARCH 28, 2000(1)  FEBRUARY 28, 2001  DECEMBER 21, 1999(1)
                                                 (UNAUDITED)      TO AUGUST 31, 2000     (UNAUDITED)     TO AUGUST 31, 2000
                                              -----------------   ------------------  -----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $     12.57          $     15.06        $     43.37          $  50.00
                                                 -----------          -----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........              0.11                 0.04               0.89(10)           1.39
Net realized and unrealized gain (loss)
   on investments(6) .....................             (1.72)               (2.53)              6.34              (8.02)
                                                 -----------          -----------        -----------         ----------
     Total from investment operations ....             (1.61)               (2.49)              7.23              (6.63)
                                                 -----------          -----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                   --              (1.81)                --
Distributions from realized gains ........                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
     Total distributions .................                --                   --              (1.81)                --
                                                 -----------          -----------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ...........       $     10.96          $     12.57        $     48.79         $    43.37
                                                 ===========          ===========        ===========         ==========
TOTAL RETURN .............................            (12.81%)(2)          (16.53%)(2)         16.63%(2)         (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $     1,457          $12,034,922        $   715,145         $   36,969
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ..........              2.48%(3)             2.36%(3,7)         2.17%(3)           1.65%(3)
   After expense reimbursement ...........              2.25%(3)             2.27%(3,7)         1.65%(3,8)         1.39%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........              1.64%(3)             0.77%(3,7)         3.19%(3)           3.50%(3)
   After expense reimbursement ...........              1.87%(3)             0.86%(3,7)         3.71%(3,9)         3.76%(3)
Portfolio turnover rate(5) ...............               281%               3,390%               766%               851%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY.
(8) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 WAS 1.68%.
(9) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 WAS 3.74%.
(10)NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 WAS $0.90.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                           INTERNET PLUS FUND
                                             --------------------------------------------------------------------------------
                                                           INVESTOR CLASS                         ADVISOR CLASS
                                             ---------------------------------------  ---------------------------------------
                                              SIX MONTHS ENDED                        SIX MONTHS ENDED
                                             FEBRUARY 28, 2001   DECEMBER 2, 1999(1)  FEBRUARY 28, 2001  FEBRUARY 24, 2000(1)
                                                 (UNAUDITED)     TO AUGUST 31, 2000      (UNAUDITED)     TO AUGUST 31, 2000
                                             -----------------   -------------------  -----------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $      8.45          $     10.00        $      8.45         $    14.20
                                                 -----------          -----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........             (0.03)               (0.11)             (0.05)             (0.10)
Net realized and unrealized gain (loss)
   on investments(6) .....................             (6.24)               (1.44)             (6.21)             (5.65)
                                                 -----------          -----------        -----------         ----------
     Total from investment operations ....             (6.27)               (1.55)             (6.26)             (5.75)
                                                 -----------          -----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                   --                 --                 --
Distributions from realized gains ........                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
     Total distributions .................                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ...........       $      2.18          $      8.45        $      2.19         $     8.45
                                                 ===========          ===========        ===========         ==========
TOTAL RETURN .............................            (74.20%)(2)          (15.50%)(2)        (74.08%)(2)        (40.49%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $   537,234          $ 8,126,643        $    15,137         $5,310,640
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ..........              2.83%(3)             1.52%(3)           3.83%(3)           2.52%(3)
   After expense reimbursement ...........              1.50%(3)             1.50%(3)           2.50%(3)           2.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........             (2.35%)(3)           (1.37%)(3)         (3.35%)(3)         (2.34%)(3)
   After expense reimbursement ...........             (1.02%)(3)           (1.35%)(3)         (2.02%)(3)         (2.32%)(3)
Portfolio turnover rate(5) ...............             2,410%               3,302%             2,410%             3,302%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                          INTERNET/SHORT FUND                      DOW 30 PLUS FUND
                                               ---------------------------------------  --------------------------------------
                                                            INVESTOR CLASS                          INVESTOR CLASS
                                               ---------------------------------------  --------------------------------------
                                               SIX MONTHS ENDED                         SIX MONTHS ENDED
                                               FEBRUARY 28, 2001  DECEMBER 21, 1999(1)  FEBRUARY 28, 2001  DECEMBER 2, 1999(1)
                                                 (UNAUDITED)       TO AUGUST 31, 2000     (UNAUDITED)      TO AUGUST 31, 2000
                                               -----------------  --------------------  -----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $     35.40          $     50.00        $      9.32        $     10.00
                                                 -----------          -----------        -----------        -----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........              0.65                (4.45)(9)           0.01               0.01
Net realized and unrealized gain (loss)
   on investments(6) .....................             52.76               (10.15)             (0.93)             (0.69)
                                                 -----------          -----------        -----------        -----------
     Total from investment operations ....             53.41               (14.60)             (0.92)             (0.68)
                                                 -----------          -----------        -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                   --                 --                 --
Distributions from realized gains ........             (9.41)                  --                 --                 --
                                                 -----------          -----------        -----------        -----------
     Total distributions .................             (9.41)                  --                 --                 --
                                                 -----------          -----------        -----------        -----------
NET ASSET VALUE, END OF PERIOD ...........       $     79.40          $     35.40        $      8.40   $           9.32
                                                 ===========          ===========        ===========        ===========
TOTAL RETURN .............................            156.42%(2)           (29.20%)(2)         (9.87%)(2)         (6.80%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $ 5,209,192          $   980,534        $11,594,125        $18,509,233
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ..........              2.93%(3)             1.65%(3)           1.76%(3)           1.52%(3)
   After expense reimbursement ...........              1.65%(3)             1.36%(3,7)         1.50%(3)           1.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........              1.08%(3)           (15.32%)(3)          0.06%(3)           0.16%(3)
   After expense reimbursement ...........              2.36%(3)           (15.03%)(3,8)        0.32%(3)           0.18%(3)
Portfolio turnover rate(5) ...............               446%               6,371%               988%             1,606%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2000 WAS 18.33%.
(8) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2000 WAS 1.94%.
(9) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2000 WAS $0.57.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period


POTOMAC FUNDS

                                                                             DOW 30 PLUS FUND
                                              ----------------------------------------------------------------------------
                                                             ADVISOR CLASS                         BROKER CLASS
                                              -------------------------------------  -------------------------------------
                                              SIX MONTHS ENDED                        SIX MONTHS ENDED
                                              FEBRUARY 28, 2001    JUNE 1, 2000(1)   FEBRUARY 28, 2001  AUGUST 17, 2000(1)
                                                 (UNAUDITED)     TO AUGUST 31, 2000     (UNAUDITED)     TO AUGUST 31, 2000
                                              -----------------  ------------------  -----------------  ------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $      9.32          $      8.72        $      9.32         $     9.12
                                                 -----------          -----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........             (0.03)               (0.01)             (0.03)                --
Net realized and unrealized gain (loss)
   on investments(6) .....................             (0.91)                0.61              (0.91)              0.20
                                                 -----------          -----------        -----------         ----------
     Total from investment operations ....             (0.94)                0.60              (0.94)              0.20
                                                 -----------          -----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                   --                 --                 --
Distributions from realized gains ........                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
     Total distributions .................                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ...........       $      8.38          $      9.32        $      8.38         $     9.32
                                                 ===========          ===========        ===========         ==========
TOTAL RETURN .............................            (10.09%)(2)            6.88%(2)         (10.09%)(2)          2.19%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $   101,217          $    86,355        $    33,927         $    5,108
Ratio of net expenses to
   average net assets:
   Before expense reimbursement ..........              2.76%(3)             2.52%(3)           2.76%(3)           2.52%(3)
   After expense reimbursement ...........              2.50%(3)             2.50%(3)           2.50%(3)           2.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........             (0.94%)(3)           (0.36%)(3)         (0.94%)(3)          0.39%(3)
   After expense reimbursement ...........             (0.68%)(3)           (0.34%)(3)         (0.68%)(3)          0.41%(3)
Portfolio turnover rate(5) ...............               988%               1,606%               988%             1,606%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                       U.S. GOVERNMENT MONEY MARKET FUND
                                               -----------------------------------------------------------------------------
                                                                                INVESTOR CLASS
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               FEBRUARY 28, 2001     YEAR ENDED          YEAR ENDED      OCTOBER 20, 1997(1)
                                                 (UNAUDITED)       AUGUST 31, 2000     AUGUST 31, 1999   TO AUGUST 31, 1998
                                               -----------------   ---------------     ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $      1.00          $      1.00        $      1.00         $     1.00
                                                 -----------          -----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........              0.03                 0.05               0.04               0.04
Net realized and unrealized gain (loss)
   on investments(6) .....................                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
     Total from investment operations ....              0.03                 0.05               0.04               0.04
                                                 -----------          -----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....             (0.03)               (0.05)             (0.04)             (0.04)
Distributions from realized gains ........                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
     Total distributions .................             (0.03)               (0.05)             (0.04)             (0.04)
                                                 -----------          -----------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ...........       $      1.00          $      1.00        $      1.00         $     1.00
                                                 ===========          ===========        ===========         ==========
TOTAL RETURN .............................              2.68%(2)             5.01%              3.89%              3.89%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $95,762,054          $16,402,144        $50,222,733         $9,370,384
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ..........              1.10%(3)             1.03%              1.20%              3.70%(3)
   After expense reimbursement ...........              1.00%(3)             1.00%              0.99%              1.00%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........              5.16%(3)             4.93%              3.68%              1.66%(3)
   After expense reimbursement ...........              5.26%(3)             4.96%              3.89%              4.36%(3)
Portfolio turnover rate(5) ...............               N/A                  N/A                N/A                N/A

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

               For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                      U.S. GOVERNMENT MONEY MARKET FUND
                                              ------------------------------------------------------------------------------
                                                            ADVISOR CLASS                           BROKER CLASS
                                              -------------------------------------   --------------------------------------
                                              SIX MONTHS ENDED                        SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  FEBRUARY 2, 2000(1)  FEBRUARY 28, 2001   MARCH 22, 2000(1)
                                                 (UNAUDITED)     TO AUGUST 31, 2000      (UNAUDITED)     TO AUGUST 31, 2000
                                              -----------------  -------------------  -----------------  -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................       $      1.00          $      1.00        $      1.00         $     1.00
                                                 -----------          -----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........              0.02                 0.03               0.02               0.01
Net realized and unrealized gain (loss)
   on investments(6) .....................                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
     Total from investment operations ....              0.02                 0.03               0.02               0.01
                                                 -----------          -----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .....             (0.02)               (0.03)             (0.02)             (0.01)
Distributions from realized gains ........                --                   --                 --                 --
                                                 -----------          -----------        -----------         ----------
     Total distributions .................             (0.02)               (0.03)             (0.02)             (0.01)
                                                 -----------          -----------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ...........       $      1.00          $      1.00        $      1.00         $     1.00
                                                 ===========          ===========        ===========         ==========
TOTAL RETURN .............................              2.16%(2)             2.54%(2)           2.18%(2)           0.61%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................       $20,074,473          $   678,918        $14,862,586         $  710,457
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ..........              2.10%(3)             2.03%(3)           2.10%(3)           2.03%(3)
   After expense reimbursement ...........              2.00%(3)             2.00%(3)           2.00%(3)           2.00%(3)
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement ..........              4.16%(3)            4.32%(3)            4.16%(3)           4.37%(3)
   After expense reimbursement ...........              4.26%(3)            4.35%(3)            4.26%(3)           4.40%(3)
Portfolio turnover rate(5) ...............               N/A                  N/A                N/A                N/A

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                     See notes to the financial statements.

                                  POTOMAC FUNDS

                        NOTES TO THE FINANCIAL STATEMENTS

                          FEBRUARY 28, 2001 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997; the Small Cap Plus Fund commenced operations on February 22, 1999; the Dow 30 Plus Fund and the Internet Plus Fund commenced operations on December 2, 1999, and the Internet/Short Fund and Small Cap/Short Fund commenced operations on December 21, 1999.

The objective of the U.S. Plus Fund is to provide daily investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index-TM- ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index-TM- ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000-Registered Trademark- Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Internet Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Composite Internet Index ("Internet Index"). The objective of the Internet/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Internet Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average-SM- ("Dow"). The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, aggregating $15,607 for each Fund (other than the Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund and the Dow 30 Plus Fund), are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Advisor and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares of the Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund and the Dow 30 Plus Fund were expensed as incurred.

Effective February 2, 2000, the Trust redesignated outstanding shares as Investor Class shares and began offering two new classes of shares: Advisor Class and Broker Class. Investor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Board has authorized each Fund's Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the contractual limit on Total Annual Operating Expenses of 1.50% for the Plus Funds and 1.65% for the Short Funds. Advisor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Advisor Class' average daily net assets. The Board has authorized each Fund's Advisor Class shares to pay Rule 12b-1 fees equal to 1.00% of Advisor Class' average daily net assets. Broker Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Broker Class' average daily net assets. The Board has authorized each Fund's Broker Class shares to pay Rule 12b-1 fees equal to 1.00% of Broker Class' average daily net assets. The Broker Class shares are subject to a contingent deferred sales charge ("CDSC") upon redemption from the Fund within six years from the time of the original purchase. Each class of shares for each Fund has identical rights and privileges except with respect to Rule 12b-1 fees, voting rights on any other matters pertaining to a single class of shares and the exchange privileges of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

   a) INVESTMENT VALUATION - Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   c) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

   d) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

   e) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund, Small Cap/Short Fund and the Internet/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short, but not less than the market value of such securities at the time they were sold short. This collateral is required to be adjusted daily.

   f) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund has designated all its cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

   g) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

   h) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are allocated among the Trust's portfolios in proportion to their respective net assets.

   i) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually any net investment income and net realized capital gains. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   j) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   k) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.  CAPITAL SHARE TRANSACTIONS

                                                           U.S. PLUS FUND                         U.S./SHORT FUND
                                               -------------------------------------  -------------------------------------
                                               SIX MONTHS ENDED                         SIX MONTHS ENDED
                                               FEBRUARY 28, 2001     YEAR ENDED         FEBRUARY 28, 2001     YEAR ENDED
                                                  (UNAUDITED)      AUGUST 31, 2000         (UNAUDITED)      AUGUST 31, 2000
                                                  -----------      ---------------         -----------      ---------------
INVESTOR CLASS:

Shares sold                                       21,956,589          57,882,029             466,621           4,609,012
Shares issued to holders in
  reinvestment of dividends                               --                  --               2,502                  --
Shares redeemed                                  (22,464,254)        (55,759,793)           (465,852)         (4,669,794)
                                                  ----------          ----------             -------           ---------
  Net increase (decrease)                           (507,665)          2,122,236               3,271             (60,782)
                                                  ----------          ----------             -------           ---------
ADVISOR CLASS:

Shares sold                                          382,163           1,863,463                  --             676,424
Shares issued to holders in
  reinvestment of dividends                               --                  --                  --                  --
Shares redeemed                                     (383,457)         (1,859,291)                 --            (676,424)
                                                  ----------          ----------             -------           ---------
  Net increase (decrease)                             (1,294)              4,172                  --                  --
                                                  ----------          ----------             -------           ---------
BROKER CLASS:

Shares sold                                           78,939               4,940
Shares issued to holders in
  reinvestment of dividends                               --                  --
Shares redeemed                                      (33,511)                 --
                                                  ----------          ----------
  Net increase (decrease)                             45,428               4,940
                                                  ----------          ----------
Total net increase (decrease) from
  capital share transactions                        (463,531)          2,131,348               3,271             (60,782)
                                                  ==========          ==========             =======           =========

                                                           OTC PLUS FUND                         OTC/SHORT FUND
                                               -----------------------------------    ------------------------------------
                                                SIX MONTHS ENDED                       SIX MONTHS ENDED
                                               FEBRUARY 28, 2001     YEAR ENDED        FEBRUARY 28, 2001      YEAR ENDED
                                                  (UNAUDITED)      AUGUST 31, 2000        (UNAUDITED)      AUGUST 31, 2000
                                               -----------------   ---------------    ------------------   ---------------
INVESTOR CLASS:

Shares sold                                       15,973,146          26,953,625           4,771,749          18,077,057
Shares issued to holders in
  reinvestment of dividends                               --               4,179              15,274               2,628
Shares redeemed                                  (17,134,339)        (25,888,548)         (4,679,021)        (18,337,894)
                                                 -----------         -----------          ----------         -----------
  Net increase (decrease)                         (1,161,193)          1,069,256             108,002            (258,209)
                                                 -----------         -----------          ----------         -----------
ADVISOR CLASS:

Shares sold                                          695,867           1,167,347                  --           1,762,210
Shares issued to holders in
  reinvestment of dividends                               --                  --                  --                  --
Shares redeemed                                     (721,515)         (1,133,620)                 --          (1,762,210)
                                                 -----------         -----------          ----------         -----------
  Net increase (decrease)                            (25,648)             33,727                  --                  --
                                                 -----------         -----------          ----------         -----------
BROKER CLASS:

Shares sold                                           32,380                 262
Shares issued to holders in
  reinvestment of dividends                               --                  --
Shares redeemed                                       (5,723)                 --
                                                 -----------         -----------
  Net increase (decrease)                             26,657                 262
                                                 -----------         -----------
Total net increase (decrease) from
  capital share transactions                      (1,160,184)          1,103,245             108,002            (258,209)
                                                 ===========         ===========          ==========         ===========

                                                      SMALL CAP PLUS FUND                      SMALL CAP/SHORT FUND
                                              -------------------------------------   -------------------------------------
                                               SIX MONTHS ENDED                       SIX MONTHS ENDED
                                              FEBRUARY 28, 2001      YEAR ENDED       FEBRUARY 28, 2001      PERIOD ENDED
                                                 (UNAUDITED)       AUGUST 31, 2000       (UNAUDITED)        AUGUST 31, 2000
                                              -----------------    ---------------    -----------------     ---------------
INVESTOR CLASS:

Shares sold                                       42,944,230         103,808,201           1,759,177           7,087,491
Shares issued to holders in
  reinvestment of dividends                               --              25,449               5,171                  --
Shares redeemed                                  (44,676,982)       (101,760,032)         (1,750,542)         (7,086,639)
                                                 -----------        ------------          ----------          ----------

  Net increase (decrease)                         (1,732,752)          2,073,618              13,806                 852
                                                 -----------        ------------          ----------          ----------
ADVISOR CLASS:

Shares sold                                        4,769,965           2,977,953
Shares issued to holders in
  reinvestment of dividends                               --                  --
Shares redeemed                                   (4,991,323)         (2,754,896)
                                                 -----------        ------------
  Net increase (decrease)                           (221,358)            223,057
                                                 -----------        ------------
BROKER CLASS:

Shares sold                                       18,475,142           6,307,658
Shares issued to holders in
  reinvestment of dividends                               --                  --
Shares redeemed                                  (19,432,475)         (5,350,192)
                                                 -----------        ------------
  Net increase (decrease)                           (957,333)            957,466
                                                 -----------        ------------
Total net increase (decrease) from
  capital share transactions                      (2,911,443)          3,254,141              13,806                 852
                                                 ===========        ============          ==========          ==========

                                                      INTERNET PLUS FUND                  INTERNET/SHORT FUND
                                             ------------------------------------    -----------------------------------
                                             SIX MONTHS ENDED                         SIX MONTHS ENDED
                                             FEBRUARY 28, 2001      PERIOD ENDED      FEBRUARY 28, 2001   PERIOD ENDED
                                                 (UNAUDITED)       AUGUST 31, 2000       (UNAUDITED)     AUGUST 31, 2000
                                             ------------------   ----------------    -----------------  ---------------
INVESTOR CLASS:

Shares sold                                       11,361,102          29,047,690             142,979           1,628,439
Shares issued to holders in
  reinvestment of dividends                               --                  --               2,092                  --
Shares redeemed                                  (12,076,659)        (28,085,949)           (107,158)         (1,600,742)
                                                 -----------         -----------            --------          ----------
  Net increase (decrease)                           (715,557)            961,741              37,913              27,697
                                                 -----------         -----------            --------          ----------
ADVISOR CLASS:

Shares sold                                       17,699,970           8,743,609
Shares issued to holders in
  reinvestment of dividends                               --                  --
Shares redeemed                                  (18,321,457)         (8,115,214)
                                                 -----------         -----------
 Net increase (decrease)                            (621,487)            628,395
                                                 -----------         -----------
Total net increase (decrease) from
  capital share transactions                      (1,337,044)          1,590,136              37,913              27,697
                                                 ===========         ===========            ========          ==========

                                                                                           U.S. GOVERNMENT
                                                  DOW 30 PLUS FUND                        MONEY MARKET FUND
                                         ------------------------------------  -----------------------------------
                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                         FEBRUARY 28, 2001     PERIOD ENDED    FEBRUARY 28, 2001      YEAR ENDED
                                             (UNAUDITED)      AUGUST 31, 2000     (UNAUDITED)      AUGUST 31, 2000
                                         -----------------   ----------------  -----------------   ----------------
INVESTOR CLASS:

Shares sold                                  17,547,182          30,995,390       1,194,932,869       2,422,593,640
Shares issued to holders in
  reinvestment of dividends                          --                  --           1,555,336           1,505,343
Shares redeemed                             (18,153,451)        (29,009,661)     (1,117,128,295)     (2,457,919,572)
                                            -----------         -----------      --------------      --------------

  Net increase (decrease)                      (606,269)          1,985,729          79,359,910         (33,820,589)
                                            -----------         -----------      --------------      --------------

ADVISOR CLASS:

Shares sold                                   1,071,314              24,874         190,899,935         158,560,076
Shares issued to holders in
  reinvestment of dividends                          --                  --              86,002              42,209
Shares redeemed                              (1,068,499)            (15,604)       (171,590,382)       (157,923,367)
                                            -----------         -----------      --------------      --------------
  Net increase (decrease)                         2,815               9,270          19,395,555             678,918
                                            -----------         -----------      --------------      --------------

BROKER CLASS:

Shares sold                                       7,321                 548         226,939,582          79,208,018
Shares issued to holders in
  reinvestment of dividends                          --                  --              88,695              24,827
Shares redeemed                                  (3,820)                 --        (212,876,148)        (78,522,388)
                                            -----------         -----------      --------------      --------------
  Net increase (decrease)                         3,501                 548          14,152,129             710,457
                                            -----------         -----------      --------------      --------------
Total net increase (decrease) from
  capital share transactions                   (599,953)          1,995,547         112,907,594         (32,431,214)
                                            ===========         ===========      ==============      ==============

4.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2001, the aggregate purchases and sales of investments (excluding short-term investments, options and futures contracts) were:

               U.S. PLUS FUND               U.S./SHORT FUND               OTC PLUS FUND                 OTC/SHORT FUND
               --------------               ---------------               -------------                 --------------
Purchases        $257,039,218                  $  6,575,873                $248,223,482                 $    9,494,239
Sales            $268,768,678                  $  5,960,635                $282,820,429                 $    8,864,899

                                                  SMALL CAP                  SMALL CAP/                       INTERNET
                                                  PLUS FUND                  SHORT FUND                      PLUS FUND
                                            ---------------               -------------                 --------------
Purchases                                      $ 40,632,941                $    369,078                 $  115,982,459
Sales                                          $ 45,194,520                $    366,969                 $  125,252,351

                                                                                                       U.S. GOVERNMENT
                                                  INTERNET/                      DOW 30                   MONEY MARKET
                                                 SHORT FUND                   PLUS FUND                           FUND
                                            ---------------               -------------                 --------------
Purchases                                      $ 13,310,783                $113,999,533                 $           --
Sales                                          $  6,826,880                $122,839,471                 $           --

There were no purchases or sales of long-term U.S. Government Securities.

During the six months ended February 28, 2001, the following Funds wrote the following options:

                                                     U.S./SHORT FUND                               OTC PLUS FUND
                                             ------------------------------              ------------------------------
                                             NUMBER OF              PREMIUM              NUMBER OF              PREMIUM
                                             CONTRACTS               AMOUNT              CONTRACTS               AMOUNT
                                             ---------         ------------              ---------          -----------
Outstanding at beginning of period                   5         $      1,175                     67          $   267,156
Options written                                     29               21,274                      5                7,225
Options terminated                                 (34)             (22,449)                   (72)            (274,381)
                                             ---------         ------------              ---------          -----------
Outstanding at end of period                        --         $         --                     --          $        --
                                             =========         ============              =========          ===========


                                                   SMALL CAP PLUS FUND                          SMALL CAP/SHORT FUND
                                             ------------------------------              ------------------------------
                                             NUMBER OF              PREMIUM              NUMBER OF              PREMIUM
                                             CONTRACTS               AMOUNT              CONTRACTS               AMOUNT
                                             ---------         ------------              ---------          -----------
Outstanding at beginning of period                 115         $     28,980                     --          $        --
Options written                                  1,912              761,547                    359              157,442
Options terminated                              (2,027)            (790,527)                  (359)            (157,442)
                                             ---------         ------------              ---------          -----------
Outstanding at end of period                        --         $         --                     --          $        --
                                             =========         ============              =========          ===========

                                                    INTERNET PLUS FUND                         INTERNET/SHORT FUND
                                             ------------------------------              ------------------------------
                                             NUMBER OF              PREMIUM              NUMBER OF              PREMIUM
                                             CONTRACTS               AMOUNT              CONTRACTS               AMOUNT
                                             ---------         ------------              ---------          -----------
Outstanding at beginning of period                  55         $     65,098                     10          $     1,050
Options written                                    819            3,623,684                    502               41,639
Options terminated                                (869)          (3,661,258)                  (512)             (42,689)
                                             ---------         ------------              ---------          -----------
Outstanding at end of period                         5         $     27,524                     --          $        --
                                             =========         ============              =========          ===========

Transactions in futures contracts for the six months ended February 28, 2001, for the following Funds were as follows:

                                                 U.S. PLUS FUND                                   OTC PLUS FUND
                                        ----------------------------------------     -----------------------------------------
                                        NUMBER OF                 AGGREGATE FACE     NUMBER OF                  AGGREGATE FACE
                                        CONTRACTS             VALUE OF CONTRACTS     CONTRACTS              VALUE OF CONTRACTS
                                        ---------             ------------------     ---------              ------------------
Outstanding at beginning of period             79             $       29,475,781            68              $       26,032,506
Contracts opened                              543                    189,391,944         1,346                     379,925,576
Contracts closed                             (564)                  (199,953,539)       (1,330)                   (387,479,920)
                                        ---------             ------------------     ---------              ------------------
Outstanding at end of period                   58             $       18,914,186            84              $       18,478,162
                                        =========             ==================     =========              ==================

                                                   OTC/SHORT FUND                              SMALL CAP PLUS FUND
                                        ----------------------------------------     -----------------------------------------
                                        NUMBER OF                 AGGREGATE FACE     NUMBER OF                  AGGREGATE FACE
                                        CONTRACTS             VALUE OF CONTRACTS     CONTRACTS              VALUE OF CONTRACTS
                                        ---------             ------------------     ---------              ------------------
Outstanding at beginning of period             --             $               --           149              $       39,150,471
Contracts opened                                2                        753,509         3,052                     768,568,784
Contracts closed                               (2)                      (753,509)       (3,175)                   (801,348,888)
                                        ---------             ------------------     ---------              ------------------
Outstanding at end of period                   --             $               --            26              $        6,370,367
                                        =========             ==================     =========              ==================

                                                DOW 30 PLUS FUND
                                        ----------------------------------------
                                        NUMBER OF                 AGGREGATE FACE
                                        CONTRACTS             VALUE OF CONTRACTS
                                        ---------             ------------------
Outstanding at beginning of period             56             $        6,291,702
Contracts opened                              861                     93,122,885
Contracts closed                             (844)                   (91,604,558)
                                        ---------             ------------------
Outstanding at end of period                   73             $        7,810,029
                                        =========             ==================

Transactions in short futures contracts for the six months ended February 28, 2001, for the following Funds were as follows:

                                                  U.S./SHORT FUND                              OTC/SHORT FUND
                                        ----------------------------------------     -----------------------------------------
                                        NUMBER OF                 AGGREGATE FACE     NUMBER OF                  AGGREGATE FACE
                                        CONTRACTS             VALUE OF CONTRACTS     CONTRACTS              VALUE OF CONTRACTS
                                        ---------             ------------------     ---------              ------------------
Outstanding at beginning of period              1             $          378,396            --              $               --
Contracts opened                               12                      4,148,509           164                      45,816,655
Contracts closed                              (10)                    (3,514,768)         (140)                    (40,646,987)
                                        ---------             ------------------     ---------              ------------------
Outstanding at end of period                    3             $        1,012,137            24              $        5,169,668
                                        =========             ==================     =========              ==================

                                                SMALL CAP PLUS FUND                         SMALL CAP/SHORT FUND
                                        ----------------------------------------     -----------------------------------------
                                        NUMBER OF                 AGGREGATE FACE     NUMBER OF                  AGGREGATE FACE
                                        CONTRACTS             VALUE OF CONTRACTS     CONTRACTS              VALUE OF CONTRACTS
                                        ---------             ------------------     ---------              ------------------
Outstanding at beginning of period             --             $               --            --              $               --
Contracts opened                               36                     11,734,163           295                      72,247,523
Contracts closed                              (36)                   (11,734,163)         (292)                    (71,515,136)
                                        ---------             ------------------     ---------              ------------------
Outstanding at end of period                   --             $               --             3              $          732,387
                                        =========             ==================     =========              ==================

                                                INTERNET PLUS FUND
                                        ----------------------------------------
                                        NUMBER OF                 AGGREGATE FACE
                                        CONTRACTS             VALUE OF CONTRACTS
                                        ---------             ------------------
Outstanding at beginning of period             --             $               --
Contracts opened                                3                        817,987
Contracts closed                               (3)                      (817,987)
                                        ---------             ------------------
Outstanding at end of period                   --             $               --
                                        =========             ==================

At February 28, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                      U.S. PLUS FUND       U.S./SHORT FUND         OTC PLUS FUND        OTC/SHORT FUND
                                      --------------       ---------------         -------------        --------------
Appreciation                          $           --       $            --         $  19,426,425        $           --

(Depreciation)                            (1,820,856)                   --            (3,489,686)                   --
                                      --------------       ---------------         -------------        --------------
Net unrealized appreciation

  (depreciation) on investments          $(1,820,856)      $            --         $  15,936,739        $           --
                                      ==============       ===============         =============        ==============

                                                                 SMALL CAP            SMALL CAP/              INTERNET
                                                                 PLUS FUND            SHORT FUND             PLUS FUND
                                                           ---------------         -------------        --------------
Appreciation                                               $     1,041,390         $          --        $       39,968

(Depreciation)                                                    (248,800)                   --               (24,551)
                                                           ---------------         -------------        --------------
  Net unrealized appreciation

  (depreciation) on investments                            $       792,590         $          --        $       15,417
                                                           ===============         =============        ==============

                                                                                                       U.S. GOVERNMENT
                                                                 INTERNET/                DOW 30          MONEY MARKET
                                                                SHORT FUND             PLUS FUND                  FUND
                                                           ---------------         -------------       ---------------
Appreciation                                               $            --         $   1,025,821        $           --

(Depreciation)                                                          --               (53,374)                   --
                                                           ---------------         -------------        --------------
Net unrealized appreciation

  (depreciation) on investments                            $            --         $     972,447        $           --
                                                           ===============         =============        ==============

At February 28, 2001, the cost of investments for federal income tax purposes was $35,052,957, $1,724,512, $34,417,360, $4,473,733, $9,837,301, $624,823,
$539,572, $2,949,165, $10,217,052 and $118,141,546 for the U.S. Plus Fund,
U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund, respectively.

At February 28, 2001, the following Funds deferred, on a tax basis, post-October losses of:

Fund                                             Post-October Losses
----                                             -------------------
U.S. Plus Fund                                            $  105,417
U.S./Short Fund                                              815,750
OTC/Short Fund                                             1,739,614
Small Cap/Short Fund                                       1,555,743
Internet/Short Fund                                          124,132
Dow 30 Plus Fund                                             427,178

These amounts may be used to offset future capital gains.

At, February 28, 2001, the U.S./Short Fund had accumulated net realized capital loss carryovers of $1,196,053 expiring in 2007 and $2,374,990 expiring in 2008. The OTC/Short Fund had accumulated net realized capital loss carryovers of $1,382,129 expiring in 2008. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each class' daily net assets. Additionally, the Advisor may voluntarily waive additional fees it might otherwise normally charge the Funds. The Advisor has contractually agreed to pay all operating expenses (excluding dividends on short positions), through August 31, 2003, in excess of the annual cap on expenses presented below as applied to each class' daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any class to exceed such annual cap on expenses. For the six months ended February 28, 2001, the Advisor paid the following expenses by class:

                                         U.S. PLUS FUND     U.S./SHORT FUND       OTC PLUS FUND      OTC/SHORT FUND
                                         --------------     ---------------       -------------      --------------
INVESTOR CLASS:

Annual Advisory rate                               0.75%               0.90%               0.75%               0.90%
Annual cap on expenses                             1.50%               1.65%               1.50%               1.65%
Expenses paid in excess of
  annual cap on expenses-- 2001             $     3,932         $    20,645          $       --           $  14,285
Voluntary waiver-- 2001                     $        --         $        --          $       --           $      --

ADVISOR CLASS:

Annual Advisory rate                               0.75%                                   0.75%
Annual cap on expenses                             2.50%                                   2.50%
Expenses paid in excess of
  annual cap on expenses-- 2001             $        17                              $       --
Voluntary waiver-- 2001                     $        --                              $      514

BROKER CLASS:

Annual Advisory rate                               0.75%                                   0.75%
Annual cap on expenses                             2.50%                                   2.50%
Expenses paid in excess of
  annual cap on expenses-- 2001            $         46                              $       --
Voluntary waiver-- 2001                    $         --                              $      234

                                                 SMALL CAP            SMALL CAP/              INTERNET           INTERNET SHORT/
                                                 PLUS FUND            SHORT FUND             PLUS FUND                FUND
                                                -----------          ------------           -----------          ---------------
INVESTOR CLASS:
Annual Advisory rate                                  0.75%                 0.90%                 0.75%                  0.90%
Annual cap on expenses                                1.50%                 1.65%                 1.50%                  1.65%
Expenses paid in excess of
annual cap on expenses-- 2001                       $   --               $10,243               $16,700                $12,103
Voluntary waiver-- 2001                             $   --               $    --               $    --                $    --

ADVISOR CLASS:
Annual Advisory rate                                  0.75%                                       0.75%
Annual cap on expenses                                2.50%                                       2.50%
Expenses paid in excess of
annual cap on expenses-- 2001                       $   --                                     $ 9,401
Voluntary waiver-- 2001                             $1,465                                     $    --

BROKER CLASS:
Annual Advisory rate                                 0.75%
Annual cap on expenses                               2.50%
Expenses paid in excess of
annual cap on expenses-- 2001                       $   --
Voluntary waiver-- 2001                             $8,911


                                                                             U.S. GOVERNMENT
                                                    DOW 30 PLUS FUND        MONEY MARKET FUND
                                                    ----------------        -----------------
INVESTOR CLASS:
Annual Advisory rate                                     0.75%                     0.50%
Annual cap on expenses                                   1.50%                     1.00%
Expenses paid in excess of
annual cap on expenses-- 2001                         $14,732                   $38,343
Voluntary waiver-- 2001                               $    --                   $    --

ADVISOR CLASS:
Annual Advisory rate                                     0.75%                     0.50%
Annual cap on expenses                                   2.50%                     2.00%
Expenses paid in excess of
annual cap on expenses-- 2001                         $ 2,277                   $ 4,603
Voluntary waiver-- 2001                               $    --                   $    --

BROKER CLASS:
Annual Advisory rate                                     0.75%                     0.50%
Annual cap on expenses                                   2.50%                     2.00%
Expenses paid in excess of
annual cap on expenses-- 2001                         $    11                   $ 2,918
Voluntary waiver-- 2001                               $    --                   $    --

Remaining expenses subject to potential recovery expiring in:

                                                                                   SMALL          SMALL
                       U.S.          U.S./           OTC           OTC/             CAP           CAP/
                       PLUS          SHORT           PLUS          SHORT            PLUS          SHORT
                       FUND          FUND            FUND          FUND             FUND          FUND
                      -------       -------         ------       --------          ------        -------
2001                  $81,181       $59,422         $   --       $122,876          $   --        $    --
2002                  $ 5,548       $15,365         $   --       $ 14,732          $   --        $    --
2003                  $    --       $24,326         $   --       $  4,411          $   --        $    --
2004                  $ 3,995       $20,645         $   --       $ 14,285          $   --        $10,243

                                                                                                  U.S.
                                                                                               GOVERNMENT
                                 INTERNET               INTERNET/             DOW 30              MONEY
                                   PLUS                   SHORT                PLUS               MARKET
                                   FUND                   FUND                 FUND                FUND
                                 --------               ---------            -------           ----------
2001                             $    --                 $    --             $    --             $92,798
2002                             $    --                 $    --             $    --             $48,330
2003                             $ 1,652                 $    --             $ 1,588             $13,047
2004                             $26,101                 $12,103             $17,020             $45,864

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class and a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Advisor Class and Broker Class for services to existing Fund shareholders and distribution of Fund shares.

During the six months ended February 28, 2001, the Investor Class of the OTC Plus Fund and Small Cap Plus Fund incurred expenses of $121,772 and $3,082, respectively, pursuant to the 12b-1 plan. During the six months ended February 28, 2001, the Advisor Class of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Internet Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $570, $2,482, $6,377, $7,088, $8,893, $45,752, respectively, pursuant to the 12b-1 plan. During the period ended February 28, 2001, the Broker Class of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $1,474, $1,780, $39,008, $43 and $29,000, respectively, pursuant to the 12b-1 plan.


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

INVESTMENT ADVISOR
                 Rafferty Asset Management, LLC
                 1311 Mamaroneck Avenue
                 White Plains, NY 10605

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
                 PAYING AGENT & SHAREHOLDER SERVICING
                 AGENT
                 Firstar Mutual Fund Services, LLC
                 P.O. Box 1993
                 Milwaukee, WI 53201-1993

CUSTODIAN
                 Firstar Bank, N.A.
                 615 East Michigan Street
                 Milwaukee, WI 53202

COUNSEL
                 Kirkpatrick & Lockhart LLP
                 1800 Massachusetts Avenue, N.W.
                 Washington, D.C. 20036-1800


INDEPENDENT ACCOUNTANTS
                 PricewaterhouseCoopers LLP
                 100 East Wisconsin Avenue
                 Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.